                                                    ---------------------------
                                                                   OMB APPROVAL

     As filed with the Securities and Exchange Commission on September 11, 2008

                                                    ---------------------------
                                                    ---------------------------
Registration No. 333-152572                          OMB Number:      3235-0336
                                                     Expires     March 31, 2008
                                                       Estimated average burden
                                                     hours per response  1312.9
                                                    ---------------------------

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / X /

PRE-EFFECTIVE AMENDMENT NO. 2                                              /X /

POST-EFFECTIVE AMENDMENT NO. __                                           /   /

                                      OPPENHEIMER RISING DIVIDENDS FUND, INC.
                           (Exact Name of Registrant as Specified in Charter)

                         6803 South Tucson Way, Centennial, Colorado 80112-3924
                               (Address of Principal Executive Offices)

                                                   303-768-3200
                               (Registrant's Area Code and Telephone Number)

                                               Robert G. Zack, Esq.
                                 Executive Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                                   Two World Financial Center-225 Liberty Street
                                             New York, New York 10148
                                                  (212) 323-0250
                                 (Name and Address of Agent for Service)

     As soon as practicable after the Registration Statement becomes effective.
                        (Approximate Date of Proposed Public Offering)

     Title of Securities Being Registered:  Class A, Class B, Class C, and Class
N shares of Oppenheimer Rising Dividends Fund, Inc. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

     The Registrant  hereby amends this  Registration  Statement on such date as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission,  acting pursuant to said Section 8(a), may determine.

     This Pre-Effective  Amendment is being filed to update Parts A, B and C for the purpose of incorporating changes made to the Registration Statement that was previously  filed with the  Commission in connection  with the proposed  merger, including filing as exhibits the signed Independent Registered Public Accounting
Firm's  consent,  the opinion and consent of counsel,  and the power of attorney relating to this filing.

                                         OPPENHEIMER DIVIDEND GROWTH FUND
                              6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.225.5677

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                          TO BE HELD ON NOVEMBER 7, 2008

To the Shareholders of Oppenheimer Dividend Growth Fund:

     Notice is  hereby  given  that a Special  Meeting  of the  Shareholders  of
Oppenheimer Dividend Growth Fund ("Dividend Growth Fund"), a registered open-end
management   investment  company,  will  be  held  at  6803  South  Tucson  Way,
Centennial,  Colorado 80112 at 1:00 p.m., Mountain Time, on November 7, 2008, or
any adjournments thereof (the "Meeting"), for the following purposes:

     1. To approve an  Agreement  and Plan of  Reorganization  between  Dividend
Growth Fund and  Oppenheimer  Rising  Dividends Fund,  Inc.  ("Rising  Dividends
Fund"), and the transactions  contemplated thereby,  including: (a) the transfer of substantially all the assets of Dividend Growth Fund to Rising Dividends Fund in exchange for Class A, Class B, Class C and Class N shares of Rising Dividends
Fund;  (b)  the   distribution  of  shares  of  Rising  Dividends  Fund  to  the corresponding  Class A, Class B, Class C and Class N  shareholders  of  Dividend
Growth  Fund in  complete  liquidation  of  Dividend  Growth  Fund;  and (c) the cancellation  of the  outstanding  shares of  Dividend  Growth  Fund (all of the foregoing being referred to as the "Proposal"); and

2.       To act upon such other matters as may properly come before the Meeting.

     Shareholders  of  record  at the  close  of  business  on July 9,  2008 are entitled to notice of, and to vote at, the  Meeting.  The Proposal is more fully discussed  in the  combined  Prospectus  and  Proxy  Statement.  Please  read it carefully before telling us, through your proxy or in person,  how you wish your shares to be voted.  The Board of Trustees of Dividend  Growth Fund recommends a vote in favor of the Proposal.

                         YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                                           WE URGE YOU TO VOTE PROMPTLY.
                                              YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
September 17, 2008
_______________________________________________________________________________
                                   PLEASE VOTE THE ENCLOSED PROXY TODAY.
                      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                                         OPPENHEIMER RISING DIVIDENDS FUND
                              6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.225.5677

                                      COMBINED PROSPECTUS AND PROXY STATEMENT
                                             Dated September 17, 2008

                                        SPECIAL MEETING OF SHAREHOLDERS OF
                                         OPPENHEIMER DIVIDEND GROWTH FUND
                                          to be held on November 7, 2008

                                           Acquisition of the Assets of
                                         OPPENHEIMER DIVIDEND GROWTH FUND
                              6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.225.5677

         By and in exchange for Class A, Class B, Class C and Class N shares of
                           OPPENHEIMER RISING DIVIDENDS FUND, INC.

     This combined  Prospectus  and Proxy  Statement  solicits  proxies from the shareholders of Oppenheimer  Dividend Growth Fund ("Dividend  Growth Fund"),  an
open-end  management  investment  company,  to be voted at a Special  Meeting of
Shareholders (the "Meeting") to approve the Agreement and Plan of Reorganization
(the "Reorganization  Agreement") and the transactions contemplated thereby (the
"Reorganization")  between Dividend Growth Fund and Oppenheimer Rising Dividends
Fund, Inc. ("Rising Dividends Fund"), an open-end management investment company.
This combined  Prospectus  and Proxy  Statement  constitutes  the  Prospectus of
Rising  Dividends Fund and the Proxy  Statement of Dividend Growth Fund filed on
Form N-14 with the Securities and Exchange  Commission  ("SEC"). If shareholders of Dividend  Growth Fund vote to approve the  Reorganization  Agreement  and the
Reorganization,  substantially all of the assets of Dividend Growth Fund will be transferred to Rising  Dividends Fund in exchange for shares of Rising Dividends
Fund  and the  assumption  of  certain  liabilities,  if any,  described  in the
Reorganization   Agreement.   The  Meeting  will  be  held  at  the  offices  of
OppenheimerFunds,  Inc. (the  "Manager")  at 6803 South Tucson Way,  Centennial,
Colorado  80112 on November 7, 2008, at 1:00 p.m.,  Mountain  Time. The Board of
Trustees  of  Dividend  Growth  Fund is  soliciting  these  proxies on behalf of
Dividend Growth Fund. This combined Prospectus and Proxy Statement will first be sent to shareholders on or about September 17, 2008.

     If  the   shareholders   of  Dividend  Growth  Fund  vote  to  approve  the
Reorganization  Agreement  and the  Reorganization,  shareholders  will receive:
Class A shares of Rising  Dividends  Fund  equal in value to the value as of the
"Valuation  Date," which is the business day preceding the Closing Date (as such term is defined in the Reorganization Agreement attached hereto as Exhibit A) of the  Reorganization,  of their Class A shares of Dividend  Growth Fund;  Class B shares of Rising  Dividends Fund equal in value to the value as of the Valuation
Date of their Class B shares of Dividend  Growth Fund;  Class C shares of Rising
Dividends  Fund  equal in value to the value as of the  Valuation  Date of their
Class C shares of Dividend  Growth Fund; and Class N shares of Rising  Dividends
Fund  equal in value to the  value  as of the  Valuation  Date of their  Class N shares of  Dividend  Growth  Fund.  Dividend  Growth Fund will  subsequently  be dissolved.

     This combined  Prospectus and Proxy Statement gives  information  about the
Class A, Class B, Class C, Class N and Class Y shares of Rising  Dividends  Fund that  you  should  know  before  investing.  You  should  retain  it for  future reference.  A Statement of  Additional  Information,  dated  September 17, 2008, relating  to the  Reorganization,  has  been  filed  with the SEC as part of the
Registration  Statement  on Form  N-14  (the  "Registration  Statement")  and is
incorporated  herein by  reference.  You may  request a free copy by  writing to
OppenheimerFunds  Services  (the  "Transfer  Agent") at P.O.  Box 5270,  Denver,
Colorado  80217,   by  visiting  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.  The Prospectus of Rising  Dividends  Fund dated  February 15, 2008, as  supplemented  April 28,
2008, May 12, 2008 and July 1, 2008, is enclosed  herewith and considered a part of this combined  Prospectus and Proxy Statement.  It is intended to provide you with information  about Rising  Dividends Fund. For more  information  regarding
Rising  Dividends  Fund,  in addition to its  Prospectus,  see the  Statement of
Additional  Information dated February 15, 2008, as supplemented April 28, 2008,
May 12,  2008 and July 1, 2008,  the annual  report  dated  October 31, 2007 and management's  discussion of fund  performance,  which includes audited financial statements of Rising  Dividends  Fund for the 12-month  period ended October 31,
2007, and the semi-annual  report dated April 30, 2008, which includes unaudited financial  statements of Rising  Dividends Fund. These documents have been filed with the SEC and are incorporated herein by reference.

     For more information  regarding Dividend Growth Fund, see the Prospectus of
Dividend Growth Fund dated August 27, 2008. In addition to its  Prospectus,  see the Statement of Additional Information of Dividend Growth Fund dated August 27,
2008 and the annual report of Dividend  Growth Fund dated April 30, 2008,  which includes audited  financial  statements of Dividend Growth Fund for the 12-month period ended April 30, 2008 and  management's  discussion  of fund  performance.
These  documents  have been  filed with the SEC and are  incorporated  herein by reference.

     You may receive a free copy of these  documents  by writing to the Transfer
Agent at P.O.  Box 5270,  Denver,  Colorado  80217,  by visiting  the website at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

     Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other
U.S.  government  agency.  Mutual fund shares involve investment risks including the possible loss of principal.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

     This combined Prospectus and Proxy Statement is dated September 17, 2008.

                                                 TABLE OF CONTENTS
                                      COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                           Page

Synopsis.......................................................................
What am I being asked to vote on?..............................................
What are the general tax consequences of the Reorganization?...................
How do the investment objectives and policies of the Funds compare?............
What are the fees and expenses of each Fund and what are they expected to be afterthe Reorganization?.......................................................
What are the capitalizations of the Funds and what would
the capitalization be after the Reorganization?................................
How have the Funds performed?..................................................

How do the Account Features and Shareholder Services for the Funds Compare?....
         Purchases, Redemptions and Exchanges..................................
         Dividends and Distributions...........................................
         Other Shareholder Services............................................

How do the Principal Risks of Investing in the Funds Differ?...................

Information About the Reorganization...........................................
     How will the Reorganization be carried out? ..............................
     Who will pay the expenses of the Reorganization? .........................
     What are the tax consequences of the Reorganization? .....................

Reasons for the Reorganization.................................................
     Board Considerations .....................................................
     What should I know about Shares of Rising Dividends Fund?.................

What are the Fundamental Investment Restrictions of the Funds?.................

Other Comparisons Between the Funds............................................
         Management of the Funds...............................................
         Investment Management and Fees........................................
         Distribution Services.................................................
         Transfer Agency and Custody Services..................................
         Shareholder Rights....................................................

Voting Information ............................................................
     How do I vote? ...........................................................
     Who is Entitled to Vote and How are Votes Counted?........................
     Quorum and Required Vote..................................................
     Solicitation of Proxies...................................................
     Revoking a Proxy..........................................................
     What other matters will be voted upon at the Meeting?.....................

Additional Information About the Funds.........................................
     Householding of Reports to Shareholders and Other Fund Documents..........
     Principal Shareholders....................................................

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer Dividend
Growth Fund and Oppenheimer Rising Dividends Fund.............................
Exhibit B:  Principal Shareholders............................................

Enclosures:

Prospectus of Oppenheimer Rising Dividends Fund dated February 15, 2008, as supplemented April 28, 2008 and July 1, 2008.

                                                     SYNOPSIS

     This is  only a  summary  and is  qualified  in its  entirety  by the  more detailed information  contained in or incorporated by reference in this combined
Prospectus  and Proxy  Statement and by the  Reorganization  Agreement  which is attached as Exhibit A. Shareholders  should carefully review this Prospectus and
Proxy  Statement  and the  Reorganization  Agreement  in their  entirety and the
Prospectus of Rising Dividends Fund which  accompanies this Prospectus and Proxy
Statement and is incorporated herein by reference.

What am I being asked to vote on?

     You are being  asked by the Board of  Trustees  ("the  Board") of  Dividend
Growth Fund to approve the  reorganization  of your fund,  Dividend Growth Fund, with and into Rising Dividends Fund (each individually a "Fund" and collectively
the   "Funds").   If   shareholders   of  Dividend   Growth  Fund   approve  the
Reorganization,  substantially all of the assets of Dividend Growth Fund will be transferred to Rising  Dividends  Fund, in exchange for an equal value of shares of Rising  Dividends  Fund and the  assumption of certain  liabilities,  if any, described in the Reorganization  Agreement.  The shares of Rising Dividends Fund will then be  distributed  to Dividend  Growth Fund  shareholders,  and Dividend
Growth Fund will subsequently be liquidated.  If the  Reorganization is approved by  shareholders of Dividend Growth Fund, you will no longer be a shareholder of
Dividend  Growth  Fund,  and,  instead,  will  become a  shareholder  of  Rising
Dividends   Fund.   This  exchange  will  occur  on  the  Closing  Date  of  the
Reorganization.

     Approval  of the  Reorganization  means that as a  shareholder  in Dividend
Growth  Fund,  you will  receive  Class A, Class B, Class C or Class N shares of
Rising  Dividends  Fund,  as the case may be, equal in value to the value of the net assets of your Dividend Growth Fund shares  transferred to Rising  Dividends
Fund on the Closing  Date.  The shares you  receive  will be issued at net asset value ("NAV")  without a sales charge and will not be subject to any  additional contingent  deferred sales charge  ("CDSC").  However,  any CDSC that applies to
Dividend  Growth Fund shares as of the date of the  exchange  will carry over to
Rising Dividends Fund shares received in the Reorganization.

     In considering whether to approve the Reorganization,  you should consider, among other things:

     (i) The number of  similarities  (as well as any  differences)  between the
Funds (as discussed  herein) and the relative  advantages and  disadvantages  of each Fund.

     (ii) That the  Reorganization  would allow you the ability to continue your investment  in a fund  that  closely  resembles  the  investment  style you were seeking when you invested in Dividend Growth Fund.

     Dividend  Growth Fund is an  open-end,  diversified  management  investment company  organized as a  Massachusetts  business trust in February 2005.  Rising
Dividends  Fund  is  an  open-end,  diversified  management  investment  company organized  as a  Maryland  corporation  in August  1979.  Dividend  Growth  Fund commenced operations on July 8, 2005. Rising Dividends Fund commenced operations on April 30, 1980. As of April 30, 2008,  Dividend Growth Fund had approximately
$146  million in net assets,  and Rising  Dividends  Fund had  approximately  $1 billion in net  assets.  Prior to August 1, 2007,  Rising  Dividends  Fund had a
different  investment  objective and management fee schedule (see the discussion in "How have the Funds performed?" beginning on page 11 for more details).

     Shareholders  of Dividend  Growth Fund are  expected to realize a number of benefits from the proposed Reorganization.  Shareholders of Dividend Growth Fund
could be expected to benefit from the future  economies of scale associated with a larger fund as a result of the combined  assets  realizing a lower  management fee  breakpoint  than  Dividend  Growth  Fund  shareholders  currently  receive.
Furthermore,  although  performance is not indicative of future results,  Rising
Dividends  Fund has  outperformed  Dividend  Growth  Fund for all of the periods where both of the Funds were in  existence,  including  the  1-year,  2-year and life-of-fund  (for  Dividend  Growth Fund,  which is slightly less than 3 years)
periods as of April 30, 2008. In comparing fund performance,  it is important to remember  that prior to August 1, 2007  Rising  Dividends  Fund had a  different investment objective and management fee schedule.

     OppenheimerFunds  Distributor,  Inc. ("OFDI" or the  "Distributor")  is the
general  distributor for both Funds and believes that Rising  Dividends Fund has greater  prospects  for asset  growth and  attracting  new assets than  Dividend
Growth Fund would otherwise have as a stand-alone fund because of its relatively better  performance  and longer track record.  Moreover,  the Funds have similar investment  objectives and portfolio  investments,  therefore  shareholders  who originally  purchased  shares of Dividend  Growth Fund will continue to have the benefit  of  owning  shares of a  substantially  similar  fund  with a  stronger long-term  performance  record.  Additionally,  the  Manager  is the  investment adviser to both Funds and  employs  the same  portfolio  manager to manage  both
Funds. As a result,  merging the two Funds also will allow the portfolio manager and his team to focus on  managing  one larger  fund rather than two smaller but similar funds. (See the discussion in "Reasons for the Reorganization" beginning on page 23 for more details.)

     The Board of Trustees of Dividend  Growth Fund reviewed and discussed  with
the  Manager   and  the  Board's   independent   legal   counsel  the   proposed
Reorganization.  Information  with  respect  to, but not limited to, each Fund's respective  investment  objectives and policies,  management fees,  distribution fees and other operating  expenses,  historical  performance and asset size, was also considered by the Board of Trustees of Dividend Growth Fund.

     Based on the  considerations  discussed  above and the  reasons  more fully described  under  "Reasons  for the  Reorganization"  (beginning  on  page  23), together with other relevant factors and information,  at a meeting held on June
19,  2008,  the Board of  Trustees of Dividend  Growth Fund  concluded  that the
Reorganization would be in the best interests of shareholders of Dividend Growth
Fund and that the Fund  would not  experience  any  dilution  as a result of the
Reorganization.  The Board of Trustees of Dividend Growth Fund unanimously voted to approve  the  proposed  Reorganization  and to  recommend  that  shareholders approve the proposed Reorganization.

     The proposed  Reorganization was also unanimously  approved by the Board of
Directors of Rising Dividends Fund following a meeting held on June 16, 2008.

                                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                                      TO APPROVE THE REORGANIZATION AGREEMENT

What are the general tax consequences of the Reorganization?

     It is expected that shareholders of Dividend Growth Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Rising Dividends Fund. You should,  however,  consult your tax advisor regarding the effect, if any, of the Reorganization in light of your  individual  circumstances.  You should also consult your tax advisor about state and local tax consequences.

     For federal income tax purposes, the holding period of your Dividend Growth
Fund shares will be carried over to the holding period for Rising Dividends Fund shares you receive in  connection  with the  Reorganization.  This exchange will occur on the  Closing  Date  (as  such  term is  defined  in the  Reorganization
Agreement) of the Reorganization.

     One of the requirements to qualify as a tax-free  reorganization  under the
Internal  Revenue Code is that a  significant  portion of the assets of Dividend
Growth  Fund   continue  to  be  used  by  Rising   Dividends   Fund  after  the
Reorganization.  Due to common  holdings in both Funds,  it is expected that the assets of Dividend Growth Fund will satisfy this requirement. As a result, prior to the  Reorganization,  it is not expected to be necessary for Dividend  Growth
Fund  to  sell  portfolio  securities  that  do not  conform  to  the  portfolio securities of Rising Dividends Fund for purposes of the Reorganization. However,
Dividend  Growth Fund may sell  securities  prior to the  Reorganization  in the ordinary course of its business as an open-end investment company.

     For further  information about the tax consequences of the  Reorganization, please see the section titled  "Information About the  Reorganization--What  are the Tax Consequences of the Reorganization?"

     How do the investment objectives and policies of the Funds compare?

     The  chart  below  compares  the  Funds'  overall  investment   objectives,
investment strategies and other policies.

                    DIVIDEND GROWTH FUND                                      RISING DIVIDENDS FUND
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Objectives
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund seeks to maximize total return through both       The Fund seeks total return.
  capital appreciation and income.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Strategies
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund invests mainly in common stocks of companies      The Fund invests mainly in common stocks of companies
  that currently pay dividends or are expected to begin      that currently pay dividends or are expected to begin
  paying dividends in the future. The Fund invests with an   paying dividends in the future. The Fund invests with
  emphasis on companies that are expected to grow their      an emphasis on companies that are expected to grow
  dividends over time. As a non-fundamental policy, under    their dividends over time.  As a non-fundamental
  normal market conditions, the Fund will invest at least    policy, under normal market conditions, the Fund will
  80% of its net assets in securities of companies that      invest at least 80% of its net assets in securities of
  the portfolio managers expect to experience dividend       companies that the portfolio managers expect to
  growth, including companies that currently pay dividends   experience dividend growth, including companies that
  and are expected to increase them, and companies that do   currently pay dividends and are expected to increase
  not currently pay dividends but are expected to begin      them, and companies that do not currently pay
  paying them in the near future.                            dividends but are expected to begin paying them in the
                                                             near future. Investment in companies that do not
  The Fund's investment manager, OppenheimerFunds, Inc.      currently pay dividends and are not expected to do so
  (the "Manager"), identifies securities of those            is not a principal strategy of the Fund.
  companies that currently pay dividends, or are expected
  to begin paying dividends in the future, emphasizing       The Fund's investment manager, OppenheimerFunds, Inc.
  companies that are expected to grow their dividends over   (the "Manager") identifies securities of those
  time. Investments in companies that do not currently pay   companies that currently pay dividends, or are
  dividends is not expected to be a principal strategy of    expected to begin paying dividends in the future,
  the Fund. The Manager focuses on factors that may vary     emphasizing companies that are expected to grow their
  in particular cases and over time in seeking broad         dividends over time.  The Manager focuses on factors
  diversification of the Fund's portfolio among industries   that may vary in particular cases and over time in
  and market sectors. Under normal market conditions, the    seeking broad diversification of the Fund's portfolio
  Fund will diversify its holdings across most major         among industries and market sectors.  Under normal
  economic sectors. Currently, the Manager constructs the    market conditions, the Fund will diversify its
  portfolio using a "top down" approach that focuses on      holdings across most major economic sectors. The
  broad economic trends affecting entire markets and         Manager constructs the portfolio using a "top down"
  industries as well as a "bottom up" approach that          approach that focuses on broad economic trends
  focuses on the fundamental prospects of individual         affecting entire markets and industries as well as a
  companies and issuers.                                     "bottom up" approach that focuses on the fundamental
                                                             prospects of individual companies and issuers.
  While most of the Fund's assets will be invested in U.S.
   common stocks, other securities may also be purchased,    While most of the Fund's assets may be invested in
   including, to the extent consistent with the Fund's       U.S. common stocks, other securities may also be
   objective and investment policies, foreign stocks,        purchased, including, to the extent consistent with
   fixed income instruments, convertible securities,         the Fund's objective and investment policies, foreign
   preferred stocks, futures and options, including          stocks, fixed income instruments, convertible
   covered call options.                                     securities, preferred stocks, futures and options,
                                                             including covered call options.
  -------------------------------------------------------------------------------------------------------------------
                                            Who is the Fund Designed For?
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund is designed for investors seeking income and      The Fund is designed for investors seeking total
  capital appreciation in their investment over the long     investment return from capital appreciation and
  term. Those investors should be willing to assume the      dividend income over the long term. Those investors
  risks of short-term share price fluctuations that are      should be willing to assume the risks of short-term
  typical for a fund focusing on stock investments. The      share price fluctuations that are typical for a fund
  Fund is not a complete investment program.                  focusing on stock investments. The Fund is not a
                                                             complete investment program.

                                                     Manager

  OppenheimerFunds, Inc.                        OppenheimerFunds, Inc.

                                                Portfolio Managers

  Neil M. McCarthy and Joseph R. Higgins  Neil M. McCarthy and Joseph R. Higgins

     As shown in the chart  above,  the Funds'  investment  objectives  focus on total return and each Fund seeks to invest  mainly in common stocks of companies that  currently  pay  dividends or are expected to pay  dividends in the future, with an emphasis on  companies  that are expected to grow their  dividends  over time.  Most of the each Fund's  assets are  invested in U.S.  common  stocks and other securities.  Rising Dividends Fund also invests in foreign securities (see the discussion in "Principal Investment Policies - Foreign Securities" beginning on page 18 for more details).

     As of May 31, 2008, approximately 98.6% of Dividend Growth Fund's portfolio consisted  of  equities  and  approximately  1.4%  consisted  of cash  and  cash equivalents,  and  approximately  99.4% of  Rising  Dividends  Fund's  portfolio consisted  of  equities  and  approximately  0.6%  consisted  of cash  and  cash equivalents. Each Fund's portfolio was allocated across the following sectors*:

--------------------------------------------------- --------------------------------- --------------------------------
                                                    Dividend Growth Fund Allocation        Rising Dividends Fund
                      SECTOR                                (as of 5/31/08)                     Allocation
                                                                                              (as of 5/31/08)
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Industrials                                             15.37%                           15.97%
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Information Technology                                  13.72                             13.79
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Financials                                              13.39                             13.70
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Energy                                                  13.23                             13.28
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Consumer Staples                                        11.67                             11.66
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Health Care                                             10.56                             10.83
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Consumer Discretionary                                   8.05                             7.97
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Telecommunication Services                               4.55                             4.45
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Materials                                                4.06                             4.06
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Utilities                                                4.00                             3.71
--------------------------------------------------- --------------------------------- --------------------------------

* Unaudited

     What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

     Each Fund pays a variety  of  expenses  directly  for  management  of their respective  assets,  administration  and/or  distribution  of  shares  and other services. Those expenses are subtracted from each Fund's assets to calculate the
Fund's net asset value per share.  Shareholders  pay these expenses  indirectly.
Shareholders pay other expenses directly, such as sales charges.

     The tables below reflect the  contractual  management fee schedule for each of the Funds and the  proposed  "pro  forma"  management  fee  schedule  for the
surviving  Rising   Dividends  Fund  upon  the  successful   completion  of  the
Reorganization,  as of April 30,  2008.  The  tables  are  provided  to help you understand  and compare the fees and  expenses  of  investing  in shares of each
Fund.  The pro forma fees and expenses of the surviving  Rising  Dividends  Fund show what the fees and expenses  are  expected to be after giving  effect to the
Reorganization.

     CURRENT  AND PRO  FORMA FEE  TABLES  For  Classes  A, B, C, N and Y for the
12-month period as of April 30, 2008

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS A SHARES)                    Dividend Growth     Rising Dividends      Dividend Growth/Rising
                                                          Fund                Fund              Dividends Combined
                                                                                                Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %         5.75%                5.75%                   5.75%
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             None(1)              None(1)                 None(1)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.65%                0.65%                   0.64%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.24%              0.24%(2)                  0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.21%                0.21%                   0.21%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.10%                1.10%                   1.09%
-------------------------------------------------- ------------------- -------------------- ---------------------------

     Rising  Dividends  Fund's  management  fee schedule  was revised  effective
August 1, 2007,  and  "Management  Fees" in the table  above  reflect  the prior management  fee  schedule  for 3 months  through  July 31,  2007 and the revised management  fee schedule for 9 months through April 30, 2008. Pro Forma Expenses assume the revised  management fee schedule was in place for the entire 12-month period ended April 30,  2008.  "Other  Expenses"  include  transfer  agent fees, custodial  fees, and  accounting  and legal expenses that the Fund pays.  "Other
Expenses"  are based on,  among  other  things,  fees the Fund  would pay if the transfer agent did not waive a portion of its fee under a voluntary  undertaking to the Fund to limit such fees to 0.35% of  average  daily net assets per fiscal year. In addition, for Dividend Growth Fund, "Total Fund Operating Expenses" are
based on,  among other  things,  fees that the Fund would pay if the Manager did not  waive  a  portion  of its fee  under a  voluntarily  undertaking  to  waive management  fees and/or  reimburse  the Fund for certain  expenses so that total annual operating expenses will not exceed 1.10% for Class A shares.

     After the  voluntary  waivers and expense  reimbursements  were  applied to
Dividend  Growth Fund,  the actual "Other  Expenses"  and "Total Fund  Operating
Expenses" as  percentages  of average  daily net assets were 0.19% and 1.09% for
Class A shares.  After the waiver  was  applied to Rising  Dividends  Fund,  the actual "Other  Expenses" and "Total Fund Operating  Expenses" for Class A shares as  percentages  of  average  daily  net  assets  were the same as shown  above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS B SHARES)                    Dividend Growth     Rising Dividends      Dividend Growth/Rising
                                                          Fund                Fund              Dividends Combined
                                                                                                Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              5%(3)                5%(3)                   5%(3)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.65%                0.65%                   0.64%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.31%                0.26%                   0.26%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.96%                1.91%                   1.90%
-------------------------------------------------- ------------------- -------------------- ---------------------------

     Rising  Dividends  Fund's  management  fee schedule  was revised  effective
August 1, 2007,  and  "Management  Fees" in the table  above  reflect  the prior management  fee  schedule  for 3 months  through  July 31,  2007 and the revised management  fee schedule for 9 months through April 30, 2008. Pro Forma Expenses assume the revised  management fee schedule was in place for the entire 12-month period ended April 30,  2008.  "Other  Expenses"  include  transfer  agent fees, custodial  fees, and  accounting  and legal expenses that the Fund pays.  "Other
Expenses"  are based on,  among  other  things,  fees the Fund  would pay if the transfer agent did not waive a portion of its fee under a voluntary  undertaking to the Fund to limit such fees to 0.35% of  average  daily net assets per fiscal year. In addition, for Dividend Growth Fund, "Total Fund Operating Expenses" are
based on,  among other  things,  fees that the Fund would pay if the Manager did not  waive  a  portion  of its fee  under a  voluntarily  undertaking  to  waive management  fees and/or  reimburse  the Fund for certain  expenses so that total annual operating expenses will not exceed 1.85% for Class B shares.

     After the  voluntary  waivers and expense  reimbursements  were  applied to
Dividend  Growth Fund,  the actual "Other  Expenses"  and "Total Fund  Operating
Expenses" as  percentages  of average  daily net assets were 0.20% and 1.85% for
Class B shares.  After the waiver  was  applied to Rising  Dividends  Fund,  the actual "Other  Expenses" and "Total Fund Operating  Expenses" for Class B shares as  percentages  of  average  daily  net  assets  were the same as shown  above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS C SHARES)                    Dividend Growth     Rising Dividends      Dividend Growth/Rising
                                                          Fund                Fund              Dividends Combined
                                                                                                Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(4)                1%(4)                   1%(4)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.65%                0.65%                   0.64%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.23%                0.26%                   0.25%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.88%                1.91%                   1.89%
-------------------------------------------------- ------------------- -------------------- ---------------------------

     Rising  Dividends  Fund's  management  fee schedule  was revised  effective
August 1, 2007,  and  "Management  Fees" in the table  above  reflect  the prior management  fee  schedule  for 3 months  through  July 31,  2007 and the revised management  fee schedule for 9 months through April 30, 2008. Pro Forma Expenses assume the revised  management fee schedule was in place for the entire 12-month period ended April 30,  2008.  "Other  Expenses"  include  transfer  agent fees, custodial  fees, and  accounting  and legal expenses that the Fund pays.  "Other
Expenses"  are based on,  among  other  things,  fees the Fund  would pay if the transfer agent did not waive a portion of its fee under a voluntary  undertaking to the Fund to limit such fees to 0.35% of  average  daily net assets per fiscal year. In addition, for Dividend Growth Fund, "Total Fund Operating Expenses" are
based on,  among other  things,  fees that the Fund would pay if the Manager did not  waive  a  portion  of its fee  under a  voluntarily  undertaking  to  waive management  fees and/or  reimburse  the Fund for certain  expenses so that total annual operating expenses will not exceed 1.85% for Class C shares.

     After the  voluntary  waivers and expense  reimbursements  were  applied to
Dividend  Growth Fund,  the actual "Other  Expenses"  and "Total Fund  Operating
Expenses" as  percentages  of average  daily net assets were 0.20% and 1.85% for
Class C shares.  After the waiver  was  applied to Rising  Dividends  Fund,  the actual "Other  Expenses" and "Total Fund Operating  Expenses" for Class C shares as  percentages  of  average  daily  net  assets  were the same as shown  above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS N SHARES)                    Dividend Growth     Rising Dividends      Dividend Growth/Rising
                                                          Fund                Fund              Dividends Combined
                                                                                                Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(5)                1%(5)                   1%(5)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.65%                0.65%                   0.64%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.20%                0.23%                   0.22%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.35%                1.38%                   1.36%
-------------------------------------------------- ------------------- -------------------- ---------------------------

     Rising  Dividends  Fund's  management  fee schedule  was revised  effective
August 1, 2007,  and  "Management  Fees" in the table  above  reflect  the prior management  fee  schedule  for 3 months  through  July 31,  2007 and the revised management  fee schedule for 9 months through April 30, 2008. Pro Forma Expenses assume the revised  management fee schedule was in place for the entire 12-month period ended April 30,  2008.  "Other  Expenses"  include  transfer  agent fees, custodial  fees, and  accounting  and legal expenses that the Fund pays.  "Other
Expenses"  are based on,  among  other  things,  fees the Fund  would pay if the transfer agent did not waive a portion of its fee under a voluntary  undertaking to the Fund to limit such fees to 0.35% of  average  daily net assets per fiscal year. In addition, for Dividend Growth Fund, "Total Fund Operating Expenses" are
based on,  among other  things,  fees that the Fund would pay if the Manager did not  waive  a  portion  of its fee  under a  voluntarily  undertaking  to  waive management  fees and/or  reimburse  the Fund for certain  expenses so that total annual operating expenses will not exceed 1.35% for Class N shares.

     After the waivers were applied to Dividend  Growth Fund,  the actual "Other
Expenses" and "Total Fund  Operating  Expenses" as  percentages of average daily net assets were 0.19% and 1.34% for Class N shares. After the waiver was applied to Rising  Dividends Fund, the actual "Other Expenses" and "Total Fund Operating
Expenses" for Class N shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

     1. A Class A contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See
"How to Buy Shares" for details.

     2. Effective January 1, 2003, the Board of  Directors/Trustees  voluntarily reduced  the  Class A  asset-based  sales  charge to zero  resulting  in a 12b-1 service fee of 0.25%.  The Board of  Directors/Trustees  can set the rate of the asset-based  sales  charge on Class A shares up to 0.25% of  average  annual net assets.

     3. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     4. Applies to shares redeemed within 12 months of purchase.

     5. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     Class A shares of Dividend Growth Fund are not expected to realize a change in Total Fund Operating Expenses after the  Reorganization.  Class B and Class C shareholders  of  Dividend  Growth  Fund are  expected to realize an increase in
Other  Expenses  and  net  operating  expenses  due  to the  elimination  of the voluntary  class-level  expense  caps on those  classes in  connection  with the
Reorganization.  Generally,  and consistent with industry practice,  the Manager adds  voluntary  expense  caps to new  funds to help  ensure  that  the  overall expenses of the funds are  reasonable  while the funds are smaller and gathering assets.  OFI then removes those voluntary  expense caps from more seasoned funds as the assets of the funds  increase.  As such,  it is  expected  that  Dividend
Growth Fund also would have eliminated these class-level expense caps (resulting in higher Other Expenses and net operating expenses). If these expense caps were not in place,  Class B  shareholders  would be expected to realize a decrease in net operating expenses from 1.96% to 1.90% after the Reorganization, and Class C shareholders  would be  expected to realize a lesser  increase in net  operating expenses,  from 1.88% to 1.89% after the Reorganization.  Net operating expenses
(Total Fund Operating Expenses minus voluntary waivers) for Class N shareholders of Dividend  Growth Fund are expected to increase by 0.02% in the surviving fund after the  Reorganization  because of increased  transfer agent expenses for the combined fund.  Rising  Dividends Fund has more accounts with a somewhat smaller average account size, resulting in a slightly higher transfer agent expense as a percentage of average net assets.

     As part of the Reorganization,  the Manager has agreed to voluntarily waive fees to the extent  necessary to ensure that total fund  operating  expenses for
Classes C and N of Rising  Dividends Fund for a period of one year following the
Reorganization do not exceed the total fund operating expenses for Classes C and
N of  Dividend  Growth  Fund  as of the  most  recent  month  end  prior  to the
Reorganization.

Examples

     The  examples  below are intended to help you compare the cost of investing in Dividend  Growth  Fund,  Rising  Dividends  Fund,  and the  surviving  Rising
Dividends Fund after the Reorganization.  These examples assume an annual return for each class of 5%, the operating  expenses  described in the tables above and reinvestment of your dividends and distributions.

     Your actual costs may be higher or lower  because  expenses  will vary over time.  For each  $10,000  investment,  you  would  pay the  following  projected expenses if you  redeemed  your  shares  after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

                                               Dividend Growth Fund
----------------------------------- ------------------- -------------------- ------------------- --------------------
If shares are redeemed(1):                1 Year              3 Years             5 Years             10 Years
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class A                                    $681                $906                $1,149              $1,845
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class B                                    $701                $921                $1,267             $1,873(2)
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class C                                    $293                $596                $1,026              $2,221
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class N                                    $238                $430                 $744               $1,635
----------------------------------- ------------------- -------------------- ------------------- --------------------

                                               Dividend Growth Fund
----------------------------------- ------------------- -------------------- ------------------- --------------------
If shares are not redeemed(4):            1 Year              3 Years             5 Years             10 Years
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class A                                    $681                $906                $1,149              $1,845
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class B                                    $201                $621                $1,067             $1,873(2)
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class C                                    $193                $596                $1,026              $2,221
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class N                                    $138                $430                 $744               $1,635
----------------------------------- ------------------- -------------------- ------------------- --------------------

                                               Rising Dividends Fund
----------------------------------- ------------------- -------------------- ------------------- --------------------
If shares are redeemed(1):                1 Year              3 Years             5 Years             10 Years
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class A                                    $681                $906                $1,149              $1,845
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class B                                    $696                $906                $1,241             $1,843(2)
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class C                                    $296                $606                $1,041              $2,254
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class N                                    $241                $440                 $760               $1,669
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class Y(3)                                 $85                 $266                 $462               $1,030
----------------------------------- ------------------- -------------------- ------------------- --------------------

                                               Rising Dividends Fund
----------------------------------- -------------------- ------------------- -------------------- -------------------
If shares are not redeemed(4):            1 Year              3 Years              5 Years             10 Years
----------------------------------- -------------------- ------------------- -------------------- -------------------
----------------------------------- -------------------- ------------------- -------------------- -------------------
Class A                                    $681                 $906               $1,149               $1,845
----------------------------------- -------------------- ------------------- -------------------- -------------------
----------------------------------- -------------------- ------------------- -------------------- -------------------
Class B                                    $196                 $606               $1,041             $1,843(2)
----------------------------------- -------------------- ------------------- -------------------- -------------------
----------------------------------- -------------------- ------------------- -------------------- -------------------
Class C                                    $196                 $606               $1,041               $2,254
----------------------------------- -------------------- ------------------- -------------------- -------------------
----------------------------------- -------------------- ------------------- -------------------- -------------------
Class N                                    $141                 $440                $760                $1,669
----------------------------------- -------------------- ------------------- -------------------- -------------------
----------------------------------- -------------------- ------------------- -------------------- -------------------
Class Y(3)                                  $85                 $266                $462                $1,030
----------------------------------- -------------------- ------------------- -------------------- -------------------

                          Pro Forma Surviving Rising Dividends Fund (Post-Reorganization)
----------------------------------- ------------------- -------------------- ------------------- --------------------
If shares are redeemed(1):                1 year              3 years             5 years             10 years
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class A                                    $680                $903                $1,144              $1,834
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class B                                    $695                $903                $1,236             $1,832(2)
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class C                                    $294                $599                $1,031              $2,232
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class N                                    $239                $434                 $750               $1,646
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class Y(3)                                 $84                 $263                 $457               $1,018
----------------------------------- ------------------- -------------------- ------------------- --------------------

                          Pro Forma Surviving Rising Dividends Fund (Post-Reorganization)
----------------------------------- ------------------- -------------------- ------------------- --------------------
If shares are not redeemed(4):            1 year              3 years             5 years             10 years
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class A                                    $680                $903                $1,144              $1,834
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class B                                    $195                $603                $1,036             $1,832(2)
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class C                                    $194                $599                $1,031              $2,232
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class N                                    $139                $434                 $750               $1,646
----------------------------------- ------------------- -------------------- ------------------- --------------------
----------------------------------- ------------------- -------------------- ------------------- --------------------
Class Y(3)                                 $84                 $263                 $457               $1,018
----------------------------------- ------------------- -------------------- ------------------- --------------------

     (1.) In the "If shares are redeemed" examples, expenses include the initial sales  charge  for  Class A and the  applicable  Class  B,  Class C and  Class N contingent deferred sales charges.

     (2.) Class B expenses for years 7 through 10 are based on Class A expenses, since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

     (3.) There is no sales charge on Class Y shares.

     (4.) In the "If shares  are not  redeemed"  examples,  the Class A expenses include the initial sales  charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

     Tables showing each Fund's Annual Total Operating Expenses and expense cost examples for its most recently completed fiscal year can be found, respectively, in the  prospectus  of Rising  Dividends  Fund dated  February  15, 2008 and the prospectus  of Dividend  Growth Fund dated  August 27,  2008,  each of which are incorporated herein by reference.

     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

     The following tables set forth the existing  capitalization  (unaudited) of
Dividend Growth Fund and Rising Dividends Fund as of April 30, 2008, and the pro
forma combined  capitalization of Rising Dividends Fund as of April 30, 2008, as
if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                      Net Assets                   Shares                 Net Asset Value
                                                                     Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                 102,750,648                 8,902,017                   $11.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 13,148,533                  1,143,366                   $11.50
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 22,084,216                  1,921,385                   $11.49
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                  2,752,877                   238,780                    $11.53
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                     140,736,274                12,205,548
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Rising Dividends Fund                     Net Assets                   Shares                 Net Asset Value
                                                                     Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                 727,347,065                42,516,082                   $17.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 96,233,813                  6,161,804                   $15.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 105,038,539                 6,742,580                   $15.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 25,275,672                  1,492,266                   $16.94
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                 33,782,404                  1,933,296                   $17.47
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                     987,677,493                58,846,028
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Rising Dividends Fund                     Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                          Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                 830,097,713                48,522,231                   $17.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 109,382,346                 7,003,698                   $15.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 127,122,755                 8,160,199                   $15.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 28,028,549                  1,654,795                   $16.94
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                 33,782,404                  1,933,296                   $17.47
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    1,128,413,767               67,274,219
-----------------------------------------------------------------------------------------

     * Reflects  the  issuance  of  6,006,149  Class A shares,  841,894  Class B shares, 1,417,619 Class C shares, and 162,529 Class N shares of Rising Dividends
Fund in a  tax-free  exchange  for the  net  assets  of  Dividend  Growth  Fund, aggregating 8,428,191.

How have the Funds performed?

     The  following  past  performance  information  for each  Fund is set forth below:  (i) a bar chart showing  changes in each Fund's  performance for Class A shares  from  year  to year  for the  last  ten  calendar  years  (or  less,  if applicable)  and (ii) tables  detailing how the average  annual total returns of each  Fund's  shares,  both  before  and  after  taxes,  compared  to  those  of broad-based  market indices.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income  tax rates in effect  during the  periods  shown and do not  reflect  the impact of state or local taxes.  The after-tax  returns are calculated  based on certain assumptions mandated by regulation and your actual after-tax returns may differ  from those  shown,  depending  on your  individual  tax  situation.  The after-tax  returns set forth below are not relevant to investors  who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The past investment  performance of either Fund,  before and after taxes,  is not  necessarily  an indication of how either Fund will perform in the future.

     In comparing fund performance, it is important to note that prior to August
1, 2007,  Rising Dividends Fund was named  "Oppenheimer  Quest Value Fund, Inc."
and its investment objective was to seek capital  appreciation.  Therefore,  the longer term  performance  of Rising  Dividends  Fund is not based  solely on the investment  objective and strategies Rising Dividend Fund currently employs.  In addition,  prior to August 1, 2007,  Rising  Dividends Fund paid a higher actual advisory fee, and the  performance and expense  information  herein reflects the higher  actual  advisory fees paid by Rising  Dividends  Fund prior to August 1,
2007.

Annual Total Returns for Dividend Growth Fund (Class A) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                 Oppenheimer Dividend Growth Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    13.1%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/07                                                     7.44
----------------------------------------------------------- ---------------------------------------------------------

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from January 1, 2008 through June 30, 2008,  the  cumulative return (not annualized)  before taxes for Class A shares was -9.39%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a  calendar  quarter  was 5.79%  (2nd Qtr `07) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -1.35% (4th Qtr `07).

     Annual Total Returns for Rising  Dividends  Fund (Class A) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                Oppenheimer Rising Dividends Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    9.47%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    -0.04
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                    12.97
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                    -7.88
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                    -18.88
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    27.02
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    12.67
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                     5.97
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    15.97
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/07                                                    12.73
----------------------------------------------------------- ---------------------------------------------------------

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from January 1, 2008 through June 30, 2008,  the  cumulative return (not annualized)  before taxes for Class A shares was -9.34%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  was 16.38%  (2nd Qtr `03) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -18.46% (3rd Qtr `02).

--------------------------------------------- ---------------------- ----------------------------
Dividend Growth Fund
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
Average Annual Total Returns                         1 Year                 Life of Class
for the periods ended December 31, 2007
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
Class A Shares (inception 6/30/05)
  Return Before Taxes                                 1.27%                     7.28%
  Return After Taxes on Distributions                 0.52%                     6.75%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                 1.21%                     6.03%
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
Class B Shares (inception 6/30/05)                    1.63%                     7.97%
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
Class C Shares (inception 6/30/05)                    5.59%                     9.02%
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
Class N Shares (inception 8/12/05)                    6.20%                     9.27%
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
S&P 500 Index (reflects no deduction for              5.49%                    10.78%
fees, expenses or taxes)                                                      9.51%(1)
--------------------------------------------- ---------------------- ----------------------------
--------------------------------------------- ---------------------- ----------------------------
Russell 1000 Index (reflects no deduction             5.77%                    10.94%
for fees, expenses or taxes)                                                  9.60%(1)
1.       From 7/31/05

--------------------------------------------- ----------------------- ---------------------- ------------------------
Rising Dividends Fund
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
                                                                                                    10 Years
Average Annual Total Returns                          1 Year                                  (or life of class, if
for the periods ended December 31, 2007                                      5 Years                  less)
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
Class A Shares (inception 4/30/80)
  Return Before Taxes                                 6.25%                  13.32%                   5.61%
  Return After Taxes on Distributions                 1.77%                  11.01%                   3.98%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                 6.10%                  10.82%                   4.19%
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
Class B Shares (inception 9/1/93)                     7.32%                  13.50%                   5.83%
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
Class C Shares (inception 9/1/93)                     10.93%                 13.73%                   5.49%
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
Class N Shares (inception 3/1/01)                     11.49%                 14.32%                   6.14%
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
Class Y Shares (inception 12/16/96)                   13.03%                 14.94%                   6.52%
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
S&P 500 Index (reflects no deduction for              5.49%                  12.82%                   5.91%
fees, expenses or taxes)                                                                            4.30%(1)
--------------------------------------------- ----------------------- ---------------------- ------------------------
--------------------------------------------- ----------------------- ---------------------- ------------------------
Russell 1000 Index (reflects no deduction             5.77%                  13.43%                   6.20%
for fees, expenses or taxes)                                                                        4.78%(1)
--------------------------------------------- ----------------------- ---------------------- ------------------------
1.       From 02/28/01

     For each Fund, the average annual total returns  include  applicable  sales charges:  for Class A, the current  maximum  initial sales charge of 5.75%;  for
Class B, the  contingent  deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N, the 1%  contingent  deferred  sales  charge for the
1-year  period.  There is no sales  charge for Class Y shares.  Because  Class B
shares   convert  to  Class  A  shares  72  months  after   purchase,   Class  B
"life-of-class"  performance  does not include  any  contingent  deferred  sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

     The  performance  of each Fund's  Class A shares is compared to the S&P
500 Index,  an  unmanaged  index of equity  securities  that is a measure of the general  domestic stock market,  and the Russell 1000 Index,  an index that is a widely used measure of domestic,  large-cap stock  performance and is made up of the top  1,000  stocks in the  Russell  3000  Index.  The  indices'  performance includes  reinvestment of income but does not reflect  transaction  costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Management's Discussion of Rising Dividends Fund's Performance

     A discussion of the  performance  of Rising  Dividends Fund can be found in its annual report dated October 31, 2007 and semi-annual  report dated April 30,
2008, which are incorporated herein by reference.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

     The procedures for  purchases,  redemptions  and exchanges of shares of the
Funds are the same.  Shares of either  Fund may be  exchanged  for shares of the same class of certain other  Oppenheimer  funds  offering such shares.  Exchange privileges are subject to amendment or termination at any time.

     Both Funds have the same initial and subsequent  minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both
Funds  have a  maximum  initial  sales  charge  of 5.75%  on Class A shares  for purchases  of less than  $25,000.  The  sales  charge  of 5.75% is  reduced  for purchases  of Class A shares of  $25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no  initial  sales  charge but may have to pay a contingent  deferred  sales charge  ("CDSC") of up to 1% if the shares are sold within 18 calendar  months from the beginning of the calendar  month during which  they were  purchased.  Class B shares  of the  Funds  are sold  without a front-end sales charge but may be subject to a CDSC upon redemption depending on the  length of time the  shares  are  held.  The CDSC  begins  at 5% for  shares redeemed  in the  first  year  and  declines  to 1% in  the  sixth  year  and is eliminated after that. Class C shares may be purchased  without an initial sales charge,  but if redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N shares are purchased without an initial sales charge,  but if redeemed within 18 months of the retirement plan's first purchase of N shares, a
CDSC of 1% may be deducted.

     Class A,  Class B,  Class C and  Class N shares of  Rising  Dividends  Fund received  in the  Reorganization  will be issued at net asset  value,  without a sales  charge  and no CDSC  will be  imposed  on  Dividend  Growth  Fund  shares exchanged for Rising  Dividends  Fund shares as a result of the  Reorganization.
However,  any CDSC that applies to Dividend Growth Fund shares as of the date of the exchange  will carry over to Rising  Dividends  Fund shares  received in the
Reorganization.

Dividends and Distributions

     Both Funds intend to declare dividends  separately for each class of shares
(as  applicable)  from net investment  income.  Dividend  Growth Fund intends to declare and pay dividends on an annual basis,  and Rising Dividends Fund intends to declare and pay dividends on a quarterly basis.  Dividends and  distributions paid to Class A and Class Y shares will  generally be higher than  dividends for
Class B, Class C and Class N shares,  which  normally have higher  expenses than
Class A and Class Y shares.  The Funds  have no fixed  dividend  rate and cannot guarantee that they will pay any dividends or distributions.

     Either Fund may realize capital gains on the sale of portfolio  securities.
If it does,  it may make  distributions  out of any net  short-term or long-term capital  gains  each  year.  Each Fund may make  supplemental  distributions  of dividends and capital gains following the end of its fiscal year. However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

     Both Funds also offer the following  privileges:  (i) the ability to reduce your sales charge on purchases of Class A shares through rights of  accumulation or letters of intent,  (ii)  reinvestment of dividends and  distributions at net asset  value,  (iii)  net asset  value  purchases  by  certain  individuals  and entities,  (iv)  Asset  Builder  (automatic  investment)  Plans,  (v)  Automatic
Withdrawal and Exchange Plans for shareholders who own shares of the Funds, (vi)
AccountLink and PhoneLink arrangements,  (vii) exchanges of shares for shares of the same class of certain other funds at net asset value,  (viii)  telephone and
Internet  redemption and exchange  privileges and (ix) wire  redemptions of fund shares (for a fee). All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses. For additional information,  please see the section in the current
Prospectus of Rising Dividends Fund titled "ABOUT YOUR ACCOUNT,"  provided along with this combined Prospectus and Proxy Statement.

Special Account Features

     When your shares of Dividend Growth Fund are exchanged for shares of Rising
Dividends Fund, any special  account  features (such as an Asset Builder Plan or
Automatic  Withdrawal  Plan) selected for your Dividend Growth Fund account will be continued for your new Rising  Dividends  Fund account (if those features are available  for Rising  Dividends  Fund) unless you  instruct the Transfer  Agent otherwise.  If you currently own shares in both Funds and have selected the same special account features for each Fund (such as an Automatic Withdrawal Plan for both Funds) and the accounts have identical account  attributes  (e.g.,  account holder's name, address,  appropriate bank accounts), the special account feature options you  selected for your  Dividend  Growth Fund account will be applied to the special account  features  selected for your Rising  Dividends Fund account, unless you instruct the Transfer Agent otherwise.

HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

The Funds' Overall Risk and Main Risks of Investing

     Like all investments, an investment in either Fund involves risk. The risks associated with an investment in each Fund are substantially  similar.  There is
no  assurance  that  either  Fund  will  meet  its  investment  objective.   The
achievement of the Funds' goals depends upon market conditions,  generally,  and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the  Funds'  investments,  investment  performance  and  prices per share. There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective. These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

     The allocation of each Fund's  portfolio among different  investments  will vary over time  based  upon the  Manager's  evaluation  of  economic  and market trends. In the OppenheimerFunds  spectrum,  both Dividend Growth Fund and Rising
Dividends  Fund are  generally  more  aggressive  than funds that invest in both stocks  and  bonds  or in  investment  grade  debt  securities,  but may be less volatile than small-cap and emerging markets stock funds.  Rising Dividends Fund might be seen as  having  slightly  higher  risks  because  of its  exposure  to
international  equity  securities;   however,  OFI  has  reviewed  the  proposed
Reorganization  and does not believe  that the  Reorganization  will  materially increase overall investment risks for shareholders of Dividend Growth Fund.

     For both Dividend Growth Fund and Rising  Dividends Fund, the Manager tries to reduce risks by carefully  researching  securities before they are purchased.
The Funds also attempt to reduce their exposure to market risks by  diversifying their investments, that is, by not holding a substantial percentage of the stock of any one company and by not  investing too great a percentage of assets in any one  issuer.  Neither  Fund  concentrates  25% or  more  of its  investments  in companies in any one industry.

     An  investment  in  either  Fund is not a  deposit  of any  bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

     Risks of Investing in Stocks. The Funds' investment focus on companies that currently pay dividends or are expected to begin paying dividends in the future, emphasizing companies that are expected to grow their dividends over time, could
result  in  significant  investments  in  large-capitalization   stocks.  Stocks
fluctuate  in price,  and  their  short-term  volatility  at times may be great.
Because the Funds currently invest primarily in common stocks of U.S. companies, the value of the Funds'  portfolio will be affected by changes in the U.S. stock markets.  Market risk will  affect the Funds' net asset  value per share,  which will  fluctuate  as the  values of the Funds'  portfolio  securities  change.  A variety of factors can affect the price of a particular  stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.

     The Manager may increase the relative emphasis of the Funds' investments in a particular  industry  from time to time.  The prices of stocks of issuers in a
particular  industry  may  be  affected  by  changes  in  economic   conditions,
government  regulations,  availability of basic resources or supplies,  or other events that affect that industry more than others.  To the extent that the Funds increase the relative  emphasis of their  investments in a particular  industry, their share values may fluctuate in response to events affecting that industry.

     While the Funds' investments in foreign stocks,  fixed income  instruments, convertible securities,  preferred stocks, futures and options may offer special investment  opportunities,  there are also special risks.  Securities of foreign issuers are subject to the risk that such  securities  may lose value because of declining  foreign  currencies or adverse political or economic events overseas.
Investments in futures and options, if any, are subject to additional volatility and  potential  losses.  With respect to covered call options that the Funds may write (that is,  sell),  the Funds limit  their  ability to sell the  underlying securities and give up the  opportunity to profit from any increase in the value of the underlying  securities beyond the exercise price while the option remains outstanding.

Principal Investment Policies

     Stock  Investments.  The Manager of each Fund looks for stocks of companies that have growth and income  potential.  Growth  companies may be developing new products or services or may be  expanding  into new markets for their  products.
The Funds'  investments are not limited to issuers in a specific  capitalization range,  such as large-cap or  small-cap  companies,  and the Funds can invest in issuers in all capitalization ranges. Market capitalization refers to the market value of all of a company's issued and outstanding stock. Currently, both Funds'
stock investments are focused on large-cap issuers, but that emphasis can change over time.  Small-cap and mid-cap  issuers may have more limited  product lines, depend  on a  smaller  number of  management  personnel,  have less of a trading market for their  securities and may be subject to greater risks of default than securities of larger issuers. These factors increase the potential for losses to the Funds.

     Derivative  Investments.  Both  Funds can  invest in a number of  different kinds of "derivative" investments.  In general terms, a derivative investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest rate or index. In the broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered  "derivative"  investments.  In  addition  to using  derivatives  for hedging,  the Funds  might use  derivative  investments  because  they offer the potential  for  increased  value or to  establish a position  in the  securities market as a temporary substitute for purchasing individual securities. The Funds could also write covered call options to seek cash for liquidity  purposes or to distribute  to  shareholders.  Neither  Fund is required to use  derivatives  in seeking its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Funds can lose money on the  investment.  The underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Funds could realize less principal or income from the investment  than expected,  the hedge might be  unsuccessful  or the Funds may lose  money.  As a result, the Funds' share prices could fall. Certain derivative  investments held by the Funds might be illiquid.

     Foreign Securities.  Both Funds can buy foreign equity and debt securities.
It would buy debt  securities  primarily  for  income,  liquidity  or  defensive purposes,  including debt securities  issued by foreign  companies or by foreign governments and their agencies. Each Fund currently does not expect to have more than 25% of its total assets invested in foreign securities,  although each Fund has the ability to invest in them without limit. Generally, Dividend Growth Fund does not invest in foreign  securities,  while Rising  Dividends  Fund does;  on
April 30,  2008,  Rising  Dividends  Fund had  approximately  12% of its  assets invested in foreign equities.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions,  changes in governmental economic or monetary policy in the United
States or abroad,  or other  economic or  political  factors.  These risks could cause the  prices of foreign  stocks to fall and  therefore  depress  the Fund's share prices.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign securities,  it might expose the fund to "time-zone  arbitrage" attempts by investors  seeking to take  advantage of the  differences in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of The New York Stock  Exchange  (the "NYSE") that day,  when a Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Funds' use of "fair value pricing" to adjust the closing market prices of foreign  securities  under
certain   circumstances,   to  reflect   what  the  Manager  and  the  Board  of
Directors/Trustees  believe  to be  their  fair  value,  may  help  deter  those activities.

Other Investment Strategies

     To seek its objective, each Fund may also use the investment techniques and strategies  described below. The Funds might not always use all of the different types of techniques and  investments  described  below.  These  techniques  have risks,  although some are designed to help reduce  overall  investment or market risks.

     Other Equity Securities. While the Funds mainly buy common stocks, they can also buy preferred  stocks and  securities  convertible  into common stock.  The
Manager considers some convertible securities to be "equity equivalents" because of the  conversion  feature and in that case their credit rating has less impact on the Manager's investment decision than in the case of other debt securities.

     Debt  Securities.  The Funds may invest in debt securities  rated in one of the three highest categories by a nationally-recognized  rating organization or, if unrated, determined by the Manager to be of comparable quality.

     Debt  securities  are subject to credit risk.  Credit risk is the risk that the issuer of a security  might not make interest and principal  payments on the security as they become due.  If the issuer  fails to pay  interest,  the Funds'
income might be reduced and if the issuer fails to repay principal, the value of that security and of the Funds' shares may be reduced. The Funds' investments in debt securities, particularly debt securities of domestic and foreign companies, are subject to risks of default.  A downgrade  in an issuer's  credit  rating or other  adverse  news  about an issuer  can  reduce  the  value of that  issuer's securities.  In addition to credit risks, debt securities are subject to changes in value when prevailing  interest rates change.  When prevailing interest rates fall,  the  values  of  outstanding  debt  securities  generally  rise,  and the securities may sell for more than their face amount.  When  prevailing  interest rates rise, the values of outstanding debt securities generally decline, and the securities may sell at a discount from their face amount. The magnitude of these price  changes is  generally  greater for  securities  with  longer  maturities.
Therefore,  when the average  maturity of the Funds' debt  securities is longer, its share price may fluctuate more when interest rates change.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under  applicable  securities  laws before they may be sold  publicly.  Dividend
Growth  Fund will not  invest  more than 15% of its net  assets in  illiquid  or restricted  securities.  Rising  Dividends Fund will not invest more than 10% of its net assets in illiquid or restricted securities,  but its Board of Directors can increase that limit to 15%. Certain restricted  securities that are eligible for resale to  qualified  institutional  purchasers  may not be subject to these limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Hedging.  The  Funds  can  also buy and  sell  derivatives  to try to hedge against falling prices of their portfolio securities. They might do so to try to manage their exposure to changing interest rates. Forward contracts and currency options  can be used to try to  manage  foreign  currency  risks  on the  Funds'
foreign investments.  The Funds do not currently use hedging  extensively.  They have limits on their use of hedging instruments and are not required to use them in seeking their objectives.

     There are also special  risks in  particular  hedging  strategies.  Options trading involves the payment of premiums and can increase portfolio turnover. If a  covered  call  written  by a Fund is  exercised  on an  investment  that  has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  If the Manager used a hedging  instrument at the wrong time or judged market  conditions  incorrectly,  the strategy could reduce the  Fund's  return.  The Fund may also  experience  losses  if the price of its futures and options  positions were not correlated with its other investments or if it could  not  close out a  position  because  of an  illiquid  market.  If a derivative does not perform the way the Manager expected it to, the Fund's hedge might be unsuccessful.

     Investments in Oppenheimer  Institutional  Money Market Fund. The Funds can
invest their free cash balances in Class E shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for defensive  purposes.  The Funds invest in  Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual short-term  investments to try to seek a higher yield than they could obtain on their own. Oppenheimer Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company Act of 1940, as amended and is part of the  Oppenheimer
Family  of  Funds.  It  invests  in  a  variety  of  short-term,   high-quality,
dollar-denominated  money  market  instruments  issued  by the U.S.  government, domestic  and foreign  corporations,  other  financial  institutions,  and other entities.  Those  investments  may  have  a  higher  rate  of  return  than  the investments  that would be  available to the Funds  directly.  At the time of an investment,  the  Manager  cannot  predict  what the  yield  of the  Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide liquidity.  As a shareholder,  the
Funds will be subject to their proportional share of the expenses of Oppenheimer
Institutional  Money Market  Fund's Class E shares,  including its advisory fee.
However,  the  Manager  will waive a portion of the Funds'  advisory  fee to the extent  of the  Funds'  share  of the  advisory  fee  paid  to  the  Manager  by
Oppenheimer Institutional Money Market Fund.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions,  the Funds can invest up to 100% of their assets in investments that may be inconsistent with each Fund's principal investment strategies. Generally, the Funds would invest in shares of Oppenheimer  Institutional Money Market Fund or in the  types  of  money  market  instruments  described  above  or in  other short-term U.S. government securities.  Each Fund might also hold these types of securities as interim  investments  pending the  investment of proceeds from the sale of the Fund's  shares or the sale of fund  portfolio  securities or to meet anticipated  redemptions  of Fund shares.  To the extent  either Fund invests in these securities, it might not achieve its investment objective.

     Loans of Portfolio  Securities.  To raise cash for liquidity purposes,  the
Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by their respective Board of Directors/Trustees.
The Funds must  receive  collateral  for a loan,  and the terms of the letter of credit and the issuing bank must both be satisfactory to the Funds.  These loans are limited to not more than 25% of the value of the Funds'  total  assets.  The
Funds  currently do not intend to engage in loans of securities,  but if they do so, such loans will not likely exceed 5% of each Funds' total assets.

     Portfolio  Turnover.  A change in the securities held by a fund is known as
"portfolio turnover." Each Fund can engage in active and frequent trading to try to achieve its objective,  although the Manager  expects  Dividend Growth Fund's
annual  portfolio   turnover  to  be  less  than  100%.  Rising  Dividends  Fund experienced  a higher  portfolio  turnover  rate  during the  fiscal  year ended
October  31, 2007 than during the fiscal  year ended  October 31,  2006,  due to significant changes to the Fund in 2007 that included a change in its investment objective from seeking capital appreciation to seeking total return, and a shift in its investment style from "value" to "growth" investing.  Increased portfolio turnover creates higher  brokerage and transaction  costs for the Funds (and may reduce performance). If the Funds realize capital gains when they sell portfolio investments, they must generally pay those gains out to shareholders, increasing their taxable distributions.

     The following  tables show the portfolio  turnover rate for each Fund, over the last five fiscal years of that Fund:

------------------------------- ---------------- ---------------- ----------------

                                  Year Ended       Year Ended       Year Ended
                                April 30, 2008   April 30, 2007   April 30, 2006
------------------------------- ---------------- ---------------- ----------------
------------------------------- ---------------- ---------------- ----------------

Dividend Growth Fund                  47%              39%              46%
------------------------------- ---------------- ---------------- ----------------

------------------------------- ---------------- ---------------- ---------------- ----------------- ----------------

                                  Year Ended       Year Ended       Year Ended                         Year Ended
                                  October 31,      October 31,      October 31,       Year Ended       October 31,
                                     2007             2006             2005        October 31, 2004       2003
------------------------------- ---------------- ---------------- ---------------- ----------------- ----------------
------------------------------- ---------------- ---------------- ---------------- ----------------- ----------------

Rising Dividends Fund                189%             108%             129%              13%               17%
------------------------------- ---------------- ---------------- ---------------- ----------------- ----------------

     The risks  described  above  collectively  form the  expected  overall risk profile,  respectively,  of each  Fund  and can  affect  the  value  of a Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth  more or less than what you paid for  them.  There is no  assurance that either Fund will achieve its investment objective.

                                       INFORMATION ABOUT THE REORGANIZATION

     This is only a summary of the Reorganization Agreement. You should read the
Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

     If the  shareholders  of Dividend  Growth Fund  approve the  Reorganization
Agreement,  the  Reorganization  will take place after  various  conditions  are satisfied by Dividend Growth Fund and Rising Dividends Fund,  including delivery of certain  documents.  The Closing Date is presently  scheduled for on or about
November 14, 2008, and the "Valuation Date" (which is the business day preceding the Closing Date of the  Reorganization) is presently  scheduled for on or about
November 13, 2008.

     If  the   shareholders   of  Dividend  Growth  Fund  vote  to  approve  the
Reorganization  Agreement,  substantially  all of the assets of Dividend  Growth
Fund will be  transferred  to Rising  Dividends  Fund in exchange  for shares of
Rising Dividends Fund, and you will receive Class A, Class B, Class C or Class N shares of Rising  Dividends Fund equal in value to the value as of the Valuation
Date of your shares of Dividend  Growth Fund.  Dividend Growth Fund will then be liquidated  and its  outstanding  shares will be cancelled.  The stock  transfer books of  Dividend  Growth  Fund  will be  permanently  closed  at the  close of business on the Valuation  Date.  Both Funds apply the same portfolio  valuation procedures.

     Shareholders of Dividend Growth Fund who vote their Class A, Class B, Class
C and Class N shares in favor of the  Reorganization  will be electing in effect to  redeem  their  shares of  Dividend  Growth  Fund at net  asset  value on the
Valuation  Date,  after  Dividend  Growth Fund  subtracts a cash reserve  ("Cash
Reserve"),  and  reinvest  the proceeds in Class A, Class B, Class C and Class N shares of Rising  Dividends  Fund at net asset  value.  The Cash  Reserve  is an amount  retained  by Dividend  Growth  Fund for the  payment of Dividend  Growth
Fund's  outstanding  debts,  taxes and  expenses of  liquidation  following  the
Reorganization.  Rising  Dividends  Fund is not  assuming  any debts of Dividend
Growth Fund except debts for unsettled  securities  transactions and outstanding dividend and redemption  checks.  Any debts paid out of the Cash Reserve will be those debts,  taxes or expenses of liquidation  incurred by Dividend Growth Fund on or before the Closing Date. Dividend Growth Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization.
The  sales  of  portfolio  securities  contemplated  in the  Reorganization  are anticipated to be in the ordinary  course of business of Dividend  Growth Fund's activities.  Following the  Reorganization,  Dividend Growth Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of the Fund.

     Under the Reorganization  Agreement,  either Dividend Growth Fund or Rising
Dividends  Fund may abandon and terminate the  Reorganization  Agreement for any reason and there shall be no liability for damages or other  recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand,  reimburse  the  other  Fund  for  all  expenses,  including  reasonable out-of-pocket  expenses and fees incurred in connection with the  Reorganization
Agreement.

     To the  extent  permitted  by  law,  the  Funds  may  agree  to  amend  the
Reorganization  Agreement without shareholder  approval.  They may also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of Dividend Growth Fund.

Who will pay the expenses of the Reorganization?

     Each Fund will be  responsible  for its respective  out-of-pocket  expenses associated with the Reorganization, including outside legal and accounting fees, the cost of the tax  opinion  (that the  Reorganization  will not be  taxable to shareholders),  and  shareholder  communication  costs.  OFI has estimated total
Reorganization-related  costs to be  approximately  $60,000 for Dividend  Growth
Fund and  approximately  $25,000 for Rising  Dividends Fund. Under a formula for recouping merger-related costs that considers fund expense savings within a year after a merger,  OFI would  reimburse  Dividend Growth Fund for costs related to this Reorganization if the costs to Dividend Growth Fund shareholders  resulting from the Reorganization exceed the anticipated savings within one year following the Reorganization, in an amount equal to the difference between the savings and the costs.  OFI does not anticipate  that either Fund will experience a dilution as a result of the proposed Reorganization.

What are the tax consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from Dividend  Growth Fund and Rising  Dividends  Fund, it is expected to be the opinion of Kramer Levin Naftalis  &  Frankel LLP ("tax  opinion")  that; (i)
shareholders  of Dividend  Growth Fund will not  recognize  any gain or loss for federal  income tax  purposes as a result of the  exchange  of their  shares for shares of Rising Dividends Fund; (ii) shareholders of Rising Dividends Fund will not  recognize  any gain or loss upon receipt of Dividend  Growth  Fund's assets
(iii) and the holding period of Rising  Dividends  Fund shares  received in that exchange  will  include  the period that  Dividend  Growth Fund shares were held
(provided  such shares were held as a capital  asset on the  Closing  Date).  In addition,  neither  Fund is  expected  to  recognize  a gain or loss as a direct result of the Reorganization.  Please see the Reorganization  Agreement for more details.

     If the tax opinion is not received by the Closing Date,  the Fund may still
pursue  the   Reorganization,   pending   re-solicitation  of  shareholders  and
shareholder  approval which would delay the  reorganization  by several  months.
Although  not  likely,  in the  event  the  tax  opinion  is not  received,  the
Reorganization  may not  qualify  as a  tax-free  reorganization.  Prior  to the
Valuation  Date,  Dividend  Growth Fund may pay a dividend  which would have the effect of distributing to Dividend  Growth Fund's  shareholders  all of Dividend
Growth  Fund's  investment  company  taxable  income,  if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for  dividends  paid) and all of its net  capital  gains,  if any,  realized  in taxable  years ending on or prior to the Closing Date (after  reduction  for any available  capital loss  carry-forward).  Any such dividends will be included in the taxable income of Dividend Growth Fund's shareholders as ordinary income and capital  gain,  respectively.  If  Dividend  Growth  Fund had any  capital  loss carry-forwards  on the date of the  Reorganization,  they would be allowed to be assumed by Rising  Dividends  Fund, and they would not expire  unused,  provided they  are  used  within  the  eight-year  period  allowed  for  the  use of such carry-forwards.  As of June 30,  2008,  Dividend  Growth Fund had  approximately
$4,138,204 in capital loss  carry-forwards  based on actual  investment  trading activity through that date. The amount of any capital loss carry-forwards at the
Closing Date will depend on the results of investment  trading  activity through that date.

     You will  continue to be  responsible  for tracking  the purchase  cost and holding period of your shares and should consult your tax advisor  regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should  also  consult  your tax  advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                                          REASONS FOR THE REORGANIZATION

Board Considerations

     At a meeting of the Board of Trustees of Dividend  Growth  Fund,  held June
19, 2008 and the meeting of the Board of  Directors  of Rising  Dividends  Fund,
held June 16,  2008,  each Board  considered  whether to  approve  the  proposed
Reorganization on behalf of its Fund and reviewed and discussed with the Manager
and  the  Boards'   independent  legal  counsel  the  proposed   Reorganization.
Information  with  respect  to,  among  other  things,  each  Fund's  respective investment objective and policies,  management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the Boards.

     The Board of Trustees  of Dividend  Growth  Fund  considered  the  relative smaller size of Dividend Growth Fund and the Manager's view that shareholders of
Dividend  Growth Fund could be expected to benefit from the future  economies of scale  associated  with a larger fund as a result of the  combined  assets which would realize a lower  management  fee  breakpoint  than the Fund's assets would realize on its own. The Board considered that, at lower breakpoints, the current contractual  management fee for Dividend  Growth Fund is more favorable than the current contractual management fee for Rising Dividends Fund.

     The Board of Trustees of Dividend Growth Fund also considered the fact that the performance of Rising  Dividends Fund has been stronger than Dividend Growth
Fund's  performance for the  performance  periods that the Funds have in common, including the 1-year,  2-year and life-of fund (for Dividend Growth Fund,  which is  slightly  less  than 3 years)  periods  as of April 30,  2008.  The Board of
Trustees of Dividend  Growth Fund also  considered the fact that prior to August
1, 2007: (i) Rising  Dividends Fund's  investment  objective was to seek capital appreciation  and,  therefore,  the longer term  performance of Rising Dividends
Fund is not based on the current investment objective and strategies employed by
Rising  Dividend  Fund;  and (ii)  Rising  Dividends  Fund paid a higher  actual advisory fee, and the longer term performance and expense  information they were provided reflected the higher actual advisory fees paid by Rising Dividends Fund prior to August 1, 2007.

     The Board of Trustees  of Dividend  Growth  Fund  received  and  considered information  demonstrating  that since Dividend Growth Fund's inception in 2005, assets have grown more slowly than was expected,  and considered  that OFDI, the distributor  for both Funds,  does not  believe  that the growth  prospects  for
Dividend Growth Fund are as strong as for Rising Dividends Fund.

     The  Board  of  Trustees  of  Dividend  Growth  Fund  also  considered  the similarities  of the two  Funds,  including  that they  have the same  portfolio
managers,   are  managed  with  substantially  similar  investment   objectives,
strategies  and risks,  and similar  portfolio  investments.  Each Board further considered  the  costs  savings  that  could  result  from  the  Reorganization, including from the  elimination  of: (1)  duplicative  efforts with  management, compliance and other administrative functions, (2) the need to differentiate the
Funds  in the  marketplace,  and  (3)  preparation,  printing,  and  mailing  of prospectuses and shareholder reports.

     The  Board of  Trustees  of  Dividend  Growth  Fund  further  received  and considered  information that total fund operating  expenses would not change for
Class A shares  of  Dividend  Growth  Fund  after the  Reorganization,  that net operating  expenses  would  increase  for Class B and Class C shares of Dividend
Growth Fund after the  Reorganization  due to the  elimination  of the voluntary class-level expense caps on those classes in connection with the Reorganization, and that net operating  expenses  would  increase for Class N shares of Dividend
Growth  Fund  after the  Reorganization  because  of  increased  transfer  agent expenses  for the  combined  fund.  The Board of Trustees  then  considered  the
Manager's  agreement to voluntarily waive fees to the extent necessary to ensure that total fund operating  expenses for Classes C and N of Rising Dividends Fund for a period of one year  following the  Reorganization  do not exceed the total fund  operating  expenses for Classes C and N of Dividend  Growth Fund as of the
most recent month end prior to the Reorganization.

     The Board of  Trustees of Dividend  Growth Fund also  considered  that both
Funds have the same investment adviser,  general distributor and transfer agent, and that the Investment Advisory Agreements,  General  Distributor's  Agreements
and transfer agency Service Agreements are substantially similar for both Funds.
The  Board  also  considered  that  each  Fund's  share  classes  pay  the  same distribution  and/or service fees,  under their respective  distribution  and/or service plans.

     The Board of Trustees of Dividend Growth Fund also considered the estimated costs of the  Reorganization to its Fund,  including the Manager's  agreement to reimburse  Dividend Growth Fund for costs related to this  Reorganization if the costs to Dividend  Growth Fund  shareholders  resulting from the  Reorganization exceed the savings  within one year following the  Reorganization,  in an amount equal to the difference between the savings and the costs.

     The Board of Trustees of Dividend Growth Fund also considered the terms and conditions of the Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the Reorganization is expected to be a  tax-free  reorganization.  The Board of  Trustees  of  Dividend  Growth
concluded that Dividend  Growth Fund's  participation  in the transaction was in the best interests of Dividend Growth Fund and that the Reorganization would not result in a dilution  of the  interests  of  existing  shareholders  of Dividend
Growth Fund.

     After consideration of the above factors,  other  considerations,  and such information  as the Board of Trustees of Dividend  Growth Fund deemed  relevant, the Board,  including the Trustees who are not "interested  persons" (as defined in the Investment Company Act) of Rising Dividends Fund, Dividend Growth Fund or
the Manager (the "Independent Directors" or "Independent Trustees"), unanimously approved  the  Reorganization  and the  Reorganization  Agreement  and  voted to recommend its approval by the shareholders of Dividend Growth Fund.

     The  Board of  Directors  of  Rising  Dividends  Fund  determined  that the
Reorganization  was in the  best  interests  of  Rising  Dividends  Fund and its shareholders  and that no dilution  would result to those  shareholders.  Rising
Dividends  Fund  shareholders  do not vote on the  Reorganization.  The Board of
Directors  on  behalf  of  Rising  Dividends  Fund,  including  the  Independent
Directors,  unanimously  approved  the  Reorganization  and  the  Reorganization
Agreement.

     Neither Fund's Board members are required to attend the shareholder meeting nor do they plan to attend the meeting.

     For the reasons  discussed  above,  the Board, on behalf of Dividend Growth
Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of  Dividend  Growth  Fund do not  approve  the  Reorganization  Agreement,  the
Reorganization will not take place.

     What  should I know  about  Class A, Class B, Class C and Class N Shares of
Rising Dividends Fund?

     Upon  consummation  of the  Reorganization,  Class A,  Class B, Class C and
Class N shares of Rising  Dividends Fund will be distributed to  shareholders of
Class  A,  Class  B,  Class C and  Class  N  shares  of  Dividend  Growth  Fund, respectively,  in  connection  with the  Reorganization.  The  shares  of Rising
Dividends Fund will be recorded  electronically in each  shareholder's  account.
Rising Dividends Fund will then send a confirmation to each shareholder.

     The rights of  shareholders  under  Rising  Dividends  Fund's  Articles  of
Incorporation and Dividend Growth Fund's  Declaration of Trust are substantially similar.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

     Both Dividend Growth Fund and Rising Dividends Fund have certain additional fundamental  investment  restrictions  that can only be changed with shareholder approval.  Generally,  these  investment  restrictions  are similar  between the
Funds.  Please see the  Statements of Additional  Information  for each Fund for
descriptions  of  those  investment  restrictions,   which  is  incorporated  by
reference into this combined  Prospectus and Proxy  Statements and the Statement
of  Additional   Information   dated   September  17,  2008,   related  to  this
Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

     The  description  of certain  other key  features of the Funds is set forth below.  More detailed  information  is available in each Fund's  Prospectus  and
Statement of Additional Information, which are incorporated herein by reference.

Management of the Funds

     The Boards of both Funds are  responsible  for  protecting the interests of each Fund's  shareholders  under  Massachusetts or Maryland law (as applicable), and other relevant laws. For a listing of the Rising  Dividends  Fund's Board of
Directors  and  biographical  information,  please  refer  to the  Statement  of
Additional  Information for Rising  Dividends Fund, which you may receive a free copy of by writing to the  Transfer  Agent at P.O.  Box 5270,  Denver,  Colorado
80217,  by  visiting  the  website  at  www.oppenheimerfunds.com  or by  calling toll-free 1.800.225.5677.

Investment Management and Fees

     The  day-to-day  management of the business and affairs of each Fund is the responsibility  of the  Manager.  Pursuant  to each Fund's  investment  advisory agreement,  the Manager acts as the investment  adviser for both Funds,  manages the assets of both Funds and makes each Fund's investment decisions. The Manager employs  the  Funds'  portfolio  managers.  Both  Funds are  managed  by Neil M.
McCarthy and Joseph R. Higgins, who are primarily responsible for the day-to-day management of each Fund's investments.

     Both Funds obtain investment management services from the Manager according to the  terms of  management  agreements  that are  substantially  similar.  The advisory  agreements require the Manager,  at its expense,  to provide each Fund with adequate  office space,  facilities  and  equipment.  The  agreements  also
require  the  Manager  to  provide  and   supervise   the   activities   of  all
administrative   and   clerical   personnel   required   to  provide   effective
administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     Each Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreements list examples of expenses paid by
each  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to Independent Directors or Independent  Trustees,  legal and audit  expenses,  custodian  bank and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs,  and  non-recurring  expenses, including litigation costs.

     Both investment advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions  in  connection  with any matters to which the agreement(s) relate.

     The Manager is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding company  owned  in  part  by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual  Life  Insurance  Company,  a mutual  life insurance company that also advises pension plans and investment companies.  The
Manager  has  been  an  investment  adviser  since  January  1960.  The  Manager
(including  subsidiaries  and an  affiliate)  managed  more than $225 billion in assets as of June 30, 2008,  including other  Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

     Fee and  Expense  Comparison  (Class A Shares).  The table  below shows the current  contractual  management fee schedule for each of the Funds. As shown in the table,  the effective  management fee as of April 30, 2008 is 0.65% for both
Funds.  Rising  Dividends  Fund's fee schedule would be the fee schedule for the combined Funds upon successful completion of the Reorganization.

     As of April 30, 2008,  Rising Dividends Fund had assets of approximately $1 billion.  As of  the  same  date,  Dividend  Growth  Fund  had  assets  of  only approximately  $146 million and therefore has not benefitted from the additional breakpoints in its fee schedule on assets of more than $200 million.  Therefore, although the advisory fees are lower at certain  asset levels,  the Manager does not believe  the Fund will grow to those  asset  levels so the Fund would not be expected to reach those breakpoints.

     The contractual  management fee rates for Rising  Dividends Fund are higher at certain breakpoints than the fee rates for Dividend Growth Fund. A comparison at each fee level is set forth in the chart below:

-------------------------------------- --------------------------- --------------------------- -------------------
   Assets (in $ million of average     Fee (Dividend Growth Fund)    Fee (Rising Dividends         Difference
         annual net assets)                                                  Fund)
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
              Up to 200                          0.65%                       0.65%                   0.00%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
              200 - 400                          0.625%                      0.65%                   0.025%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
              400 - 600                          0.60%                       0.65%                   0.05%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
              600 - 800                          0.575%                      0.65%                   0.075%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
             800 - 1,000                         0.55%                       0.60%                   0.05%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
            1,000 - 1,500                        0.50%                       0.60%                   0.10%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
            1,500 - 2,500                        0.50%                       0.58%                   0.08%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
             Over 2,500                          0.50%                       0.56%                   0.06%
-------------------------------------- --------------------------- --------------------------- -------------------
-------------------------------------- --------------------------- --------------------------- -------------------
Effective Fee for the one year                   0.65%                       0.65%                   0.00%
period ended  4/30/08
-------------------------------------- --------------------------- --------------------------- -------------------

     The  pro  forma  effective  management  fee  after  the  Reorganization  is estimated to be 0.64%,  which would be a 0.01%  reduction  for  Dividend  Growth
Fund's  shareholders  immediately  after  the  Reorganization.  The  contractual management fee rates for the Funds are set forth in the table below:

----------------------------------------------------------- -------------------------------------------------------
                   Dividend Growth Fund                                     Rising Dividends Fund
----------------------------------------------------------- -------------------------------------------------------
-------------------------------------------- -------------- ---------------------------------------- --------------
Assets (in $ million of average annual net        Fee       Assets (in $ million of average annual        Fee
                  assets)                                                 net assets)
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                 Up to 200                       0.65%                     Up to 800                     0.65%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                 200 - 400                      0.625%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                 400 - 600                       0.60%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                 600 - 800                      0.575%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                800 - 1,000                      0.55%                    800 - 1,500                    0.60%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                Over 1,000                       0.50%                   1,500 - 2,500                   0.58%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
                                                                          Over 2,500                     0.56%
-------------------------------------------- -------------- ---------------------------------------- --------------
-------------------------------------------- -------------- ---------------------------------------- --------------
Effective Fee for the one-year period            0.65%                                                   0.65%
ended  4/30/08
-------------------------------------------- -------------- ---------------------------------------- --------------

Shareholder Services.

     The  services  provided to Dividend  Growth  Fund  shareholders  before the
Reorganization  would  not  change  once  they  became  shareholders  of  Rising
Dividends Funds after the Reorganization.

Distribution Services

     OFDI acts as the principal  underwriter in a continuous  public offering of shares of the Funds,  but is not obligated to sell a specific  number of shares.
Dividend  Growth  Fund  has  adopted  a  Service  Plan for  Class A shares  that reimburses the Distributor  for a portion of the costs of providing  services to
Class A shareholder  accounts and makes these  payments  quarterly,  based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the  Fund,  to pay  dealers,  brokers,  banks  and  financial  institutions  for providing  personal services and account  maintenance to their customers Class A shareholders.  Rising Dividends Fund has adopted a Distribution and Service Plan for Class A shares  whereby  that Fund pays an  asset-based  sales charge to the
Distributor at an annual rate of up to 0.25% of the average annual net assets of
Class A shares (however, the Board of Directors of Rising Dividends Fund has set
the rate at zero) and a service fee of 0.25% of the average annual net assets of
Class A shares, to pay dealers,  brokers,  banks and financial  institutions for providing  personal  services  and  maintenance  of  accounts  to their  Class A shareholders. Therefore both Funds only have a 0.25% service fee.

     Both Funds have adopted Distribution and Service Plans for Class B, Class C and  Class N  shares  to pay the  Distributor  for its  services  and  costs  in distributing Class B, Class C and Class N shares and servicing  accounts.  Under each Fund's plan,  the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.75% on Class B and Class C shares  and 0.25% on Class N shares.  The
Distributor  also  receives  a service  fee of 0.25% per year under the Class B,
Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Manager and the Distributor,  in their discretion, also may pay dealers or other financial  intermediaries and service providers for distribution and/or shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from a Fund.  These cash payments,  which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or  Distributor  from their own  resources  are not reflected in the fee tables  contained in this combined  Prospectus and Proxy Statement  because they are not paid by the Funds.

     "Financial  intermediaries"  are firms  that  offer and sell  shares of the
Funds to their clients, or provide  shareholder  services to the Funds, or both, and receive  compensation  for doing so.  Your  securities  dealer or  financial adviser, for example, is a financial intermediary,  and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Funds' shares. In addition to dealers, the financial  intermediaries that may  receive  payments  include  sponsors  of fund  "supermarkets,"  sponsors of fee-based  advisory or wrap fee  programs,  sponsors  of college and  retirement savings  programs,  banks and trust companies  offering  products that hold Fund shares,  and insurance  companies that offer  variable  annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of a Fund and other  Oppenheimer  funds  attributable  to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to  recommend  or offer  shares of a Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example,  qualify a Fund for preferred  status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted by applicable laws or the rules of the Financial  Industry  Regulatory
Authority)   designed  to  increase  sales   representatives'   awareness  about
Oppenheimer  funds,  including  travel and lodging  expenditures.  However,  the
Manager does not consider a financial intermediary's sale of shares of the Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     Each Fund's Statement of Additional  Information  contains more information about  revenue  sharing  and  service  payments  made  by  the  Manager  or  the
Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this combined Prospectus and Proxy Statement.

Transfer Agency and Custody Services

     Both Funds receive shareholder  accounting and other clerical services from
OppenheimerFunds  Services,  a  division  of the  Manager,  in its  capacity  as
Transfer Agent and dividend paying agent.  It acts on an annual  per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% of average daily net assets per fiscal year for each class of both Funds) are substantially similar.  Brown Brothers Harriman & Co., located at 40 Water Street, Boston,
MA  02109-3661,  acts as  custodian  for  both  Funds.  Prior  to May 11,  2007,
Citibank, N.A. served as the custodian for both Funds.

Shareholder Rights

     The  Funds  are not  required  to,  and do not,  hold  annual  meetings  of shareholders  and have no current  intention  to hold such  meetings,  except as required by the Investment Company Act.

     Under  the  Investment  Company  Act,  the  Funds  are  required  to hold a shareholder meeting if, among other reasons,  the numbers of  Directors/Trustees elected  by  shareholders  is  less  than a  majority  of the  total  number  of
Directors/Trustees,  or if they seek to change a fundamental  investment policy.
The Directors of Rising  Dividends Fund will call a meeting of  shareholders  to vote on the removal of a Director upon the written request of the record holders of 10% of its  outstanding  shares.  If the Directors  receive a request from at least  10  shareholders  stating  that  they  wish  to  communicate  with  other shareholders to request a meeting to remove a Director,  the Directors will then either make the Fund's  shareholder  list  available to the  applicants  or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months  and must hold in the  aggregate  the  lesser  of (1)  shares of the Fund valued at $25,000 or more at current offering price, (2) or shares  constituting at least 1% of the Fund's outstanding  shares. The Directors may also take other action as permitted by the Investment Company Act.

                                                VOTING INFORMATION

How do I vote?

     Please take a few moments to complete your proxy ballot  promptly.  You may vote your shares by  completing  and signing the enclosed  proxy  ballot(s)  and mailing the proxy ballot(s) in the postage paid envelope provided.  You also may vote your shares by telephone or via the internet by following the  instructions on the attached proxy ballot(s) and  accompanying  materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

     If you need assistance, have any questions regarding the Proposal or need a replacement  proxy  ballot,  you may  contact  us  toll-free  at  1-800-225-5677
(1-800-CALL-OPP).  Any proxy  given by a  shareholder,  whether in  writing,  by telephone  or via the  internet,  is  revocable  as  described  below  under the paragraph titled "Revoking a Proxy."

     If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

     o Telephone  Voting.  Please have the proxy ballot  available  and call the number on the enclosed materials and follow the instructions.  After you provide your voting  instructions,  those  instructions will be read back to you and you must confirm your voting  instructions  before  ending the telephone  call.  The voting  procedures  used in  connection  with  telephone  voting are designed to reasonably authenticate the identity of shareholders,  to permit shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded.

     As the Meeting date approaches,  certain shareholders may receive telephone calls from a representative  of the  solicitation  firm (if applicable) if their vote has not yet been received. Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic  instructions from shareholders of
Dividend Growth Fund. Proxies that are obtained  telephonically will be recorded in accordance with the procedures  discussed herein.  These procedures have been designed to  reasonably  ensure that the identity of the  shareholder  providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

     In all cases where a telephonic proxy is solicited,  the solicitation  firm representative  is required to ask for each  shareholder's  full name,  address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation)  and to  confirm  that  the  shareholder  has  received  the  Proxy
Statement and ballot.  If the information  solicited agrees with the information provided to the solicitation firm, the solicitation firm  representative has the responsibility  to explain the process,  read the  proposal  listed on the proxy ballot,  and ask for  the  shareholder's  instructions  on  such  proposal.  The solicitation  firm  representative,  although he or she is  permitted  to answer questions  about the process,  is not permitted to recommend to the  shareholder how to vote. The solicitation firm  representative  may read any  recommendation set forth in the Proxy Statement.  The  solicitation  firm  representative  will record the shareholder's instructions.  Within 72 hours, the shareholder will be sent a  confirmation  of his or her  vote  asking  the  shareholder  to call the solicitation  firm  immediately  if his or her  instructions  are not  correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies."

     o Internet  Voting.  You also may vote over the internet by  following  the instructions  in the  enclosed  materials.  You will be  prompted  to enter  the control  number on the enclosed  proxy ballot.  Follow the  instructions  on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

     Shareholders  of record of Dividend Growth Fund at the close of business on
July 9, 2008 (the  "Record  Date") will be entitled to vote at the  Meeting.  On
July 9, 2008, there were  12,583,394.719  outstanding  shares of Dividend Growth
Fund, consisting of 9,253,754.430 Class A shares,  1,144,818.290 Class B shares,
1,918,338.199  Class C shares and 266,483.800  Class N shares.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Dividend Growth Fund held on the Record Date.

     The   individuals   named  as  proxies  on  the  proxy  ballots  (or  their
substitutes)  will vote  according  to your  directions  if your proxy ballot is received and properly  executed,  or in  accordance  with the  instructions  you provide if you vote by  telephone,  internet  or mail.  You may direct the proxy holders to vote your  shares on the  proposal by checking  the  appropriate  box
"FOR" or "AGAINST," or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

     The presence in person or by proxy of a majority of Dividend  Growth Fund's shares outstanding and entitled to vote constitutes a quorum with respect to the
Proposal. Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of  determining  whether the required quorum of shares exists for the Proposal.  However, because of the need to obtain a vote of a majority of the shares  outstanding  and entitled to vote, abstentions  will have the same effect as a vote "against" the Proposal.  In the absence  of a quorum,  the  shareholders  present  or  represented  by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer  than six  months  from the date of the  meeting  without  further notice.

     The affirmative  vote of the holders of a majority (as that term is defined in the Investment Company Act) of the shares of Dividend Growth Fund outstanding and entitled to vote is necessary to approve the  Reorganization  Agreement  and the transactions  contemplated thereby. Under the Investment Company Act, such a
"majority"  vote is defined  as the vote of the  holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder  meeting, if the  holders  of  more  than  50% of  the  outstanding  shares  are  present  or represented  by  proxy,  or more  than  50% of the  outstanding  shares.  Rising
Dividends Fund shareholders do not vote on the Reorganization.

     If a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their  substitutes)  may propose and  approve  one or more  adjournments  of the
Meeting to permit further  solicitation of proxies.  All such  adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the  session  of the  Meeting to be  adjourned.  The  persons  named as proxies on the proxy ballots (or their substitutes) will vote the Shares present in person or by proxy  (including  broker non-votes and abstentions) in favor of such an adjournment if they determine  additional  solicitation is warranted and in the interests of the Funds' shareholders.

Solicitation of Proxies

     Broker-dealer firms, banks, custodians,  nominees and other fiduciaries may be  required to forward  soliciting  material  to the  beneficial  owners of the shares of record on behalf of Dividend  Growth Fund and to obtain  authorization for the execution of proxies. For those services, they will be reimbursed by the
Dividend Growth Fund for their reasonable  expenses  incurred in connection with the proxy  solicitation  to the extent the Fund would have directly  borne those expenses.

     In addition to  solicitations  by mail,  solicitations  may be conducted by telephone  or email  including  by a proxy  solicitation  firm hired at Dividend
Growth Fund's  expense.  It is expected that a proxy  solicitation  firm will be hired. It is estimated that the cost to Dividend Growth Fund of engaging a proxy solicitation firm would not exceed  approximately  $11,000,  plus any additional costs which would be incurred in connection with contacting  those  shareholders who have not voted, in the event of a need for  re-solicitation  of votes. These costs are included in the estimated total Reorganization-related costs discussed earlier,  and form part of the Manager's  agreement to reimburse Dividend Growth
Fund for costs related to this  Reorganization  if the costs to Dividend  Growth
Fund shareholders  resulting from the  Reorganization  exceed the savings within one year  following  the  Reorganization,  in an amount equal to the  difference between  the  savings  and the costs  (see the  discussion  in "Who will pay the expenses of the Reorganization?" beginning on page 23 for more details).

     Currently,  if the  Manager  determines  to retain the  services of a proxy solicitation firm on behalf of the Fund, the Manager  anticipates  retaining The
Altman Group, Inc. Any proxy  solicitation firm engaged by the Fund, among other things, will be: (i) required to maintain the confidentiality of all shareholder information;  (ii) prohibited from selling or otherwise  disclosing  shareholder information  to any third party;  and (iii)  required to comply with  applicable telemarketing laws.

     o Voting By  Broker-Dealers.  Shares owned of record by broker-dealers  (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers.
If no instructions are received,  the broker-dealer  does not have discretionary power  ("broker  non-vote") to vote such street  account  shares on the Proposal under applicable  stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of  determining a quorum nor will they be counted as votes "for" or "against" the Proposal. Beneficial owners of street account  shares  cannot vote at the meeting.  Only record owners may vote at the meeting.

     o Voting by the Trustee for  OppenheimerFunds-Sponsored  Retirement  Plans.
Shares held in  OppenheimerFunds-sponsored  retirement  accounts for which votes are not received as of the last  business day before the Meeting  Date,  will be voted by the trustee  for such  accounts  in the same  proportion  as Shares for which voting  instructions  from the Fund's other  shareholders have been timely received.

Revoking a Proxy

     You may  revoke  a  previously  granted  proxy  at any  time  before  it is exercised by: (1)  delivering a written  notice to the Fund  expressly  revoking your  proxy,  (2)  signing  and  sending to the Fund a  later-dated  proxy,  (3)
telephone  or internet or (4)  attending  the Meeting and casting  your votes in person  if you are a record  owner.  Please be  advised  that the  deadline  for revoking your proxy by telephone or the internet is 3:00 p.m.,  Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

     The Board of Trustees of Dividend  Growth Fund does not intend to bring any matters  before  the  Meeting  other  than  those  described  in  this  combined
Prospectus  and Proxy  Statement.  Neither the Board nor the Manager is aware of any other matters to be brought before the Meeting by others.  Matters not known at the time of the  solicitation  may come  before  the  Meeting.  The  proxy as solicited  confers  discretionary  authority  with  respect to such matters that
might   properly  come  before  the  Meeting,   including  any   adjournment  or
adjournments  thereof,  and  it  is  the  intention  of  the  persons  named  as attorneys-in-fact  in the  proxy  (or  their  substitutes)  to vote the proxy in accordance with their judgment on such matters.

     o  Shareholder  Proposals.  The Funds are not required and do not intend to hold shareholder  meetings on a regular basis.  Special meetings of shareholders may be  called  from  time to time by  either  a Fund or the  shareholders  (for certain matters and under special conditions  described in the Funds' Statements of  Additional  Information).  Under  the  proxy  rules of the SEC,  shareholder proposals  that  meet  certain  conditions  may be  included  in a fund's  proxy statement  for a  particular  meeting.  Those rules  currently  require that for future  meetings,  the shareholder  must be a record or beneficial owner of Fund shares  either  (i)  with a value  of at  least  $2,000  or  (ii)  in an  amount representing  at least 1% of the Fund's  securities to be voted, at the time the proposal is submitted and for one year prior  thereto,  and must continue to own such shares through the date on which the meeting is held.  Another  requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been  submitted a reasonable  time before the Fund began to print  and mail this  Proxy  Statement  in order to be  included  in this  Proxy
Statement.  A proposal  submitted for inclusion in a Fund's proxy  materials for the next special meeting after the meeting to which this Proxy Statement relates must be received by the Fund a  reasonable  time before the Fund begins to print and mail the proxy materials for that meeting.  Notice of shareholder  proposals to be presented at the Meeting must have been received  within a reasonable time before  the Fund  began to mail  this  Proxy  Statement.  The fact that the Fund receives a proposal  from a qualified  shareholder  in a timely  manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

     o  Shareholder  Communications  to the  Board.  Shareholders  who desire to communicate  generally with the Board should address their correspondence to the
Board of  Directors  or the Board of  Trustees  of the  applicable  Fund and may submit  their  correspondence  by mail to the  Fund at 6803  South  Tucson  Way,
Centennial, CO 80112, attention Secretary of the Fund; and if the correspondence is  intended  for a  particular  Director/Trustee,  the  shareholder  should  so indicate.

                                      ADDITIONAL INFORMATION ABOUT THE FUNDS

     Both  Funds also file  proxy  materials,  proxy  voting  reports  and other information  with the SEC in accordance with the  informational  requirements of the Securities  and Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public  Reference  Room in
Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR  database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

     To avoid sending  duplicate  copies of materials to  households,  the Funds mail only one copy of each report to shareholders  having the same last name and address on the Funds'  records.  The  consolidation  of these  mailings,  called
"householding," benefits the Funds through reduced mailing expenses. If you want to receive  multiple  copies of these  materials or request  householding in the future, you may call the Transfer Agent at  1.800.647.7374.  You may also notify the  Transfer  Agent in writing at 6803 South Tucson Way,  Centennial,  Colorado
80112.  Individual copies of prospectuses and reports will be sent to you within
30 days after the Transfer Agent receives your request to stop householding.

Principal Shareholders

     As of August 28, 2008, the officers and Directors of Rising  Dividends Fund as a group owned less than 1% of the  outstanding  voting shares of any class of that Fund.  As of August 28, 2008,  the only persons who owned of record or were known by Rising  Dividends Fund to own  beneficially  5% or more of any class of the outstanding shares of that Fund are listed in Exhibit B.

                                             EXHIBITS TO THE COMBINED
                                          PROSPECTUS AND PROXY STATEMENT

Exhibits

     A.  Form of  Agreement  and  Plan  of  Reorganization  between  Oppenheimer
Dividend Growth Fund and Oppenheimer Rising Dividends Fund

B.       Principal Shareholders

                                                EXHIBIT A

                                   FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of November
7, 2008,  by and between  Oppenheimer  Dividend  Growth Fund  ("Dividend  Growth
Fund"),  a Massachusetts  business trust and Oppenheimer  Rising Dividends Fund,
Inc. ("Rising Dividends Fund"), a Maryland corporation.

                                               W I T N E S S E T H:

     WHEREAS,  the  parties  are  each  open-end  investment  companies  of  the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the  "Code"),  of  Dividend  Growth  Fund  through  the  acquisition  by Rising
Dividends  Fund of  substantially  all of the assets of Dividend  Growth Fund in exchange for the voting  shares of  beneficial  interest  ("shares") of Class A,
Class B, Class C, and Class N shares of Rising Dividends Fund and the assumption by Rising  Dividends Fund of certain  liabilities of Dividend Growth Fund, which
Class A, Class B, Class C, and Class N shares of Rising Dividends Fund are to be distributed  by Dividend  Growth Fund pro rata to its  shareholders  in complete liquidation of Dividend Growth Fund and complete cancellation of its shares;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  (the  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be  comprised of the  acquisition  by Rising
Dividends  Fund of  substantially  all of the assets of Dividend  Growth Fund in exchange  for Class A, Class B, Class C, and Class N shares of Rising  Dividends
Fund and the  assumption  by Rising  Dividends  Fund of certain  liabilities  of
Dividend  Growth Fund,  followed by the  distribution  of such Class A, Class B,
Class C, and Class N of Rising  Dividends Fund to the Class A, Class B, Class C,
and Class N shareholders  of Dividend Growth Fund in exchange for their Class A,
Class B,  Class C, and  Class N shares of  Dividend  Growth  Fund,  all upon and subject to the terms of the Agreement hereinafter set forth.

     The share transfer books of Dividend Growth Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the  Valuation  Date shall be fulfilled by Dividend  Growth Fund;  redemption requests  received by  Dividend  Growth Fund after that date shall be treated as requests  for the  redemption  of the  shares  of  Rising  Dividends  Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2. On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
Dividend Growth Fund on that date, excluding a cash reserve (the "Cash Reserve")
to be retained by Dividend  Growth Fund  sufficient  in its  discretion  for the
payment  of  the  expenses  of  Dividend  Growth  Fund's   dissolution  and  its
liabilities, but not in excess of the amount contemplated by Section 10.E, shall be delivered as provided in Section 8 to Rising  Dividends Fund, in exchange for and against  delivery to Dividend Growth Fund on the Closing Date of a number of
Class A, Class B, Class C, and Class N shares of Rising  Dividends Fund,  having an aggregate net asset value equal to the value of the assets of Dividend Growth
Fund so transferred and delivered.

     3. The net asset  value of Class A, Class B, Class C, and Class N shares of
Rising  Dividends Fund and the value of the assets of Dividend Growth Fund to be transferred  shall in each case be determined as of the close of business of The
New York Stock Exchange on the Valuation  Date. The computation of the net asset value of the Class A, Class B,  Class C, and Class N shares of Rising  Dividends
Fund and the Class A,  Class B, Class C, and Class N shares of  Dividend  Growth
Fund  shall be done in the manner  used by Rising  Dividends  Fund and  Dividend
Growth Fund, respectively,  in the computation of such net asset value per share as set  forth in their  respective  prospectuses.  The  methods  used by  Rising
Dividends  Fund in such  computation  shall be applied to the  valuation  of the assets of Dividend Growth Fund to be transferred to Rising Dividends Fund.

     Dividend  Growth  Fund  may  declare  and  pay,  immediately  prior  to the
Valuation Date, a dividend or dividends  which,  together with all previous such dividends,  shall have the effect of  distributing  to  Dividend  Growth  Fund's shareholders all of Dividend Growth Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years  ending on or prior to the Closing Date (after  reduction  for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

     In the event that on the Valuation  Date either party has,  pursuant to the
Investment Company Act of 1940, as amended (the "Act"), or any rule,  regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore,  the Closing  Date shall be  postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
provided,  however,  that if such  suspension  shall continue for a period of 60 days beyond the Valuation  Date,  then the other party to the Agreement shall be permitted to terminate the Agreement  without liability to either party for such termination.

     5. In conjunction  with the Closing,  Dividend Growth Fund shall distribute on a pro rata  basis  to the  shareholders  of  Dividend  Growth  Fund as of the
Valuation Date Class A, Class B, Class C, and Class N shares of Rising Dividends
Fund  received by Dividend  Growth Fund on the Closing  Date in exchange for the assets of Dividend Growth Fund in complete  liquidation of Dividend Growth Fund;
for the purpose of the distribution by Dividend Growth Fund of Class A, Class B,
Class C, and Class N shares of Rising  Dividends Fund to Dividend  Growth Fund's shareholders,  Rising  Dividends Fund will promptly cause its transfer agent to:
(a)  credit  an  appropriate  number of Class A,  Class B,  Class C, and Class N shares of Rising  Dividends  Fund on the books of Rising  Dividends Fund to each
Class A, Class B, Class C, and Class N  shareholder  of Dividend  Growth Fund in accordance  with a  list  (the  "Shareholder  List")  of  Dividend  Growth  Fund shareholders  received from Dividend Growth Fund; and (b) confirm an appropriate number of Class A, Class B, Class C, and Class N shares of Rising Dividends Fund to each Class A, Class B, Class C, and Class N  shareholder  of Dividend  Growth
Fund.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the name and address of each  shareholder  of Dividend  Growth
Fund, indicating his or her share balance. Dividend Growth Fund agrees to supply the Shareholder List to Rising Dividends Fund not later than the Closing Date.

     6. Within one year after the Closing Date,  Dividend  Growth Fund shall (a)
either pay or make  provision for payment of all of its  liabilities  and taxes, and (b) either (i) transfer any  remaining  amount of the Cash Reserve to Rising
Dividends  Fund, if such  remaining  amount (as reduced by the estimated cost of distributing  it to  shareholders)  is not material  (as defined  below) or (ii)
distribute such remaining  amount to the shareholders of Dividend Growth Fund on the Valuation Date. Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction  of the  estimated  expenses of the distribution,  equals or exceeds one cent per share of the Dividend  Growth Fund outstanding on the Valuation Date.

     7. Prior to the Closing Date,  Dividend  Growth Fund's  portfolio  shall be analyzed to ensure that the  requisite  percentage  of  Dividend  Growth  Fund's portfolio meets Rising Dividends Fund's investment  policies and restrictions so that, after the Closing, Rising Dividends Fund will be in compliance with all of its investment policies and restrictions.  At the Closing,  Dividend Growth Fund shall  deliver to Rising  Dividends  Fund two copies of a list setting forth the securities  then owned by Dividend  Growth  Fund.  Promptly  after the  Closing,
Dividend  Growth Fund shall provide  Rising  Dividends Fund a list setting forth the respective federal income tax bases thereof.

     8. Portfolio  securities or written evidence acceptable to Rising Dividends
Fund of record ownership  thereof by The Depository Trust Company or through the
Federal Reserve Book Entry System or any other  depository  approved by Dividend
Growth  Fund  pursuant  to Rule  17f-4  and Rule  17f-5  under  the Act shall be endorsed and delivered,  or  transferred  by appropriate  transfer or assignment documents, by Dividend Growth Fund on the Closing Date to Rising Dividends Fund,
or at its direction,  to its custodian bank, in proper form for transfer in such condition as to constitute  good delivery  thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer  stamps,  if any. The cash  delivered  shall be in the form of  certified  or bank  cashiers'
checks or by bank wire or  intra-bank  transfer  payable  to the order of Rising
Dividends Fund for the account of Rising Dividends Fund. Class A, Class B, Class
C, and Class N shares of Rising Dividends Fund  representing the number of Class
A, Class B, Class C, and Class N shares of Rising Dividends Fund being delivered against the assets of Dividend  Growth Fund,  registered in the name of Dividend
Growth Fund,  shall be transferred to Dividend  Growth Fund on the Closing Date.
Such  shares  shall  thereupon  be  assigned  by  Dividend  Growth  Fund  to its shareholders  so that the shares of Rising  Dividends Fund may be distributed as provided in Section 5.

     If, at the Closing  Date,  Dividend  Growth Fund is unable to make delivery under this Section 8 to Rising Dividends Fund of any of its portfolio securities or cash for the reason that any of such securities  purchased by Dividend Growth
Fund,  or the cash  proceeds  of a sale of  portfolio  securities,  prior to the
Closing  Date  have not yet  been  delivered  to it or  Dividend  Growth  Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered  securities  or cash will be waived and  Dividend  Growth  Fund will deliver to Rising  Dividends Fund by or on the Closing Date with respect to said undelivered  securities or cash executed copies of an agreement or agreements of assignment in a form reasonably  satisfactory to Rising Dividends Fund, together with such  other  documents,  including  a due bill or due  bills  and  brokers'
confirmation slips as may reasonably be required by Rising Dividends Fund.

     9.  Rising  Dividends  Fund shall not assume the  liabilities  (except  for portfolio  securities  purchased  which  have not  settled  and for  shareholder redemption  and  dividend  checks  outstanding)  of Dividend  Growth  Fund,  but
Dividend Growth Fund will,  nevertheless,  use its best efforts to discharge all known  liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing and mailing the proxies and proxy  statements  will be borne by
Dividend Growth Fund.  Dividend Growth Fund and Rising  Dividends Fund will bear the cost of  their  respective  tax  opinion.  Any  documents  such as  existing prospectuses  or annual  reports  that are included in that mailing will be at a cost to the Fund  issuing  the  document.  Any other  out-of-pocket  expenses of
Rising   Dividends  Fund  and  Dividend   Growth  Fund   associated   with  this
reorganization, including legal, accounting and transfer agent expenses, will be borne by Dividend Growth Fund and Rising  Dividends Fund,  respectively,  in the amounts so incurred by each.

     10. The obligations of Rising  Dividends Fund hereunder shall be subject to the following conditions:

     A. The Board of Trustees of Dividend  Growth Fund shall have authorized the execution of the Agreement,  and the  shareholders of Dividend Growth Fund shall have  approved the  Agreement  and the  transactions  contemplated  hereby,  and
Dividend  Growth Fund shall have  furnished to Rising  Dividends  Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of  Dividend  Growth  Fund;  such  shareholder  approval  shall have been by the affirmative vote required by the  Massachusetts Law and its charter documents at a meeting for which  proxies  have been  solicited  by the Proxy  Statement  and
Prospectus (as hereinafter defined).

     B. Rising  Dividends  Fund shall have  received an opinion  dated as of the
Closing  Date from  counsel to  Dividend  Growth  Fund,  to the effect  that (i)
Dividend Growth Fund is a business trust duly organized, validly existing and in good standing  under the laws of the  Commonwealth  of  Massachusetts  with full corporate  powers to carry on its business as then being  conducted and to enter into and perform the Agreement;  and (ii) that all action  necessary to make the
Agreement,  according to its terms,  valid,  binding and enforceable on Dividend
Growth Fund and to authorize  effectively the  transactions  contemplated by the
Agreement have been taken by Dividend Growth Fund.  Massachusetts counsel may be relied upon for this opinion.

     C. The  representations  and  warranties of Dividend  Growth Fund contained herein  shall be true and  correct  at and as of the  Closing  Date,  and Rising
Dividends Fund shall have been furnished with a certificate of the President, or a Vice President,  or the Secretary or the Assistant  Secretary or the Treasurer
or the  Assistant  Treasurer of Dividend  Growth  Fund,  dated as of the Closing
Date, to that effect.

     D. On the Closing Date, Dividend Growth Fund shall have furnished to Rising
Dividends Fund a certificate of the Treasurer or Assistant Treasurer of Dividend
Growth Fund as to the amount of the capital loss  carry-over  and net unrealized appreciation or depreciation, if any, with respect to Dividend Growth Fund as of the Closing Date.

     E. The Cash  Reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross  assets,  of Dividend  Growth Fund at the close of business on the Valuation Date.

     F. A  Registration  Statement on Form N-14 filed by Rising  Dividends  Fund under the  Securities  Act of 1933,  as amended (the "1933  Act"),  containing a preliminary  form of the Proxy  Statement  and  Prospectus,  shall  have  become effective under the 1933 Act.

     G. On the Closing Date,  Rising Dividends Fund shall have received a letter from a  senior  officer  in  the  Legal  Department  of  OppenheimerFunds,  Inc.
acceptable to Rising Dividends Fund, stating that nothing has come to his or her attention  which in his or her judgment  would  indicate  that as of the Closing
Date there were any  material,  actual or  contingent  liabilities  of  Dividend
Growth Fund arising out of litigation  brought  against  Dividend Growth Fund or claims  asserted  against it, or pending or to the best of his or her  knowledge threatened  claims or  litigation  not  reflected  in or apparent  from the most recent audited  financial  statements and footnotes  thereto of Dividend  Growth
Fund  delivered  to Rising  Dividends  Fund.  Such letter may also  include such additional  statements  relating  to the scope of the review  conducted  by such person and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

     H. Rising  Dividends  Fund shall have received an opinion,  dated as of the
Closing Date, of Kramer Levin Naftalis &  Frankel LLP, to the same effect as the opinion contemplated by Section 11.E of the Agreement.

     I.  Rising  Dividends  Fund shall have  received  at the Closing all of the assets of Dividend Growth Fund to be conveyed  hereunder,  which assets shall be free and clear of all liens, encumbrances,  security interests, restrictions and limitations whatsoever.

     11. The  obligations of Dividend  Growth Fund hereunder shall be subject to the following conditions:

     A. The Board of Directors of Rising  Dividends  Fund shall have  authorized the execution of the Agreement,  and the transactions  contemplated thereby, and
Rising  Dividends  Fund shall have  furnished to Dividend  Growth Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Rising Dividends Fund.

     B. Dividend  Growth Fund's  shareholders  shall have approved the Agreement and the  transactions  contemplated  hereby,  by an affirmative vote required by
Massachusetts  law and its charter documents and Dividend Growth Fund shall have furnished  Rising  Dividends Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of Dividend Growth Fund.

     C.  Dividend  Growth Fund shall have  received  an opinion  dated as of the
Closing  Date from  counsel to Rising  Dividends  Fund,  to the effect  that (i)
Rising Dividends Fund is a corporation  duly organized,  validly existing and in good standing  under the laws of the State of Maryland with full powers to carry on its  business  as then  being  conducted  and to enter into and  perform  the
Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms,  valid,  binding and  enforceable  upon  Rising  Dividends  Fund,  and to authorize effectively the transactions  contemplated by the Agreement, have been taken by Rising Dividends Fund, and (iii) the shares of Rising Dividends Fund to be issued  hereunder are duly authorized and when issued will be validly issued, fully-paid  and  non-assessable.  Maryland  counsel  may be relied upon for this opinion.

     D. The  representations  and warranties of Rising  Dividends Fund contained herein  shall be true and correct at and as of the Closing  Date,  and  Dividend
Growth Fund shall have been furnished  with a certificate  of the  President,  a
Vice  President or the Secretary or the Assistant  Secretary or the Treasurer or
the  Assistant  Treasurer  of the Trust to that  effect  dated as of the Closing
Date.

     E.  Dividend  Growth Fund shall have  received  an opinion of Kramer  Levin
Naftalis &  Frankel LLP to the effect that the federal tax  consequences  of the  transaction,  if carried out in the manner outlined in the Agreement and in accordance with (i) Dividend Growth Fund's  representation that there is no plan or  intention  by any Dividend  Growth Fund  shareholder  who owns 5% or more of
Dividend Growth Fund's outstanding  shares,  and, to Dividend Growth Fund's best knowledge,  there is no plan or intention on the part of the remaining  Dividend
Growth Fund shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of Rising  Dividends Fund shares received in the  transaction  that would reduce Dividend  Growth Fund  shareholders'  ownership of Rising  Dividends Fund shares to a number of shares  having a value,  as of the Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  Dividend  Growth Fund shares as of the same date, and (ii) Dividend Growth Fund's representation that, as of the  Closing  Date,  Dividend  Growth  Fund will  qualify  as a  regulated
investment   company   or  will  meet  the   diversification   test  of  Section
368(a)(2)(F)(ii) of the Code, will be as follows:

     a.  The  transactions  contemplated  by the  Agreement  will  qualify  as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     b. Dividend  Growth Fund and Rising  Dividends  Fund will each qualify as a
"party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     c. No gain or loss  will be  recognized  by the  shareholders  of  Dividend
Growth  Fund upon the  distribution  of Class A,  Class B,  Class C, and Class N shares of beneficial  interest in Rising  Dividends Fund to the  shareholders of
Dividend Growth Fund pursuant to Section 354 of the Code.

     d. Under  Section  361(a) of the Code no gain or loss will be recognized by
Dividend Growth Fund by reason of the transfer of  substantially  all its assets in  exchange  for  Class A,  Class B,  Class C,  and  Class N shares  of  Rising
Dividends Fund.

     e. Under  Section  1032 of the Code no gain or loss will be  recognized  by
Rising Dividends Fund by reason of the transfer of substantially all of Dividend
Growth  Fund's  assets in  exchange  for Class A,  Class B, Class C, and Class N shares of Rising  Dividends  Fund and  Rising  Dividends  Fund's  assumption  of certain liabilities of Dividend Growth Fund.

     f. The  shareholders  of Dividend  Growth Fund will have the same tax basis and  holding  period  for the Class A,  Class B,  Class C, and Class N shares of beneficial  interest in Rising  Dividends Fund that they receive as they had for
Dividend  Growth  Fund  shares that they  previously  held,  pursuant to Section
358(a) and 1223(1), respectively, of the Code.

     g. The securities  transferred by Dividend Growth Fund to Rising  Dividends
Fund  will have the same tax  basis  and  holding  period in the hands of Rising
Dividends Fund as they had for Dividend Growth Fund,  pursuant to Section 362(b)
and 1223(1), respectively, of the Code.

     F. The Cash  Reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross  assets,  of Dividend  Growth Fund at the close of business on the Valuation Date.

     G. A  Registration  Statement on Form N-14 filed by Rising  Dividends  Fund under the 1933 Act,  containing a  preliminary  form of the Proxy  Statement and
Prospectus, shall have become effective under the 1933 Act.

     H. On the Closing Date,  Dividend  Growth Fund shall have received a letter from a  senior  officer  in  the  Legal  Department  of  OppenheimerFunds,  Inc.
acceptable to Dividend Growth Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate  that as of the Closing
Date  there  were any  material,  actual  or  contingent  liabilities  of Rising
Dividends Fund arising out of litigation  brought against Rising  Dividends Fund or  claims  asserted  against  it,  or  pending  or,  to the  best of his or her knowledge,  threatened  claims or litigation not reflected in or apparent by the most  recent  audited  financial  statements  and  footnotes  thereto  of Rising
Dividends Fund delivered to Dividend  Growth Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

     I. Dividend Growth Fund shall acknowledge  receipt of the Class A, Class B,
Class C, and Class N shares of Rising Dividends Fund.

     12.          Dividend Growth Fund hereby represents and warrants that:

     A. The audited financial statements of Dividend Growth Fund as of April 30,
2008,  and unaudited  financial  statements  as of October 31, 2007,  heretofore furnished to Rising  Dividends  Fund,  present  fairly the  financial  position, results of operations,  and changes in net assets of Dividend  Growth Fund as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year;  and that from April 30, 2008, through the date hereof there have not been,  and through the Closing Date there will not be, any material adverse change in the business or financial  condition of Dividend Growth Fund, it being agreed that a decrease in the size of Dividend
Growth Fund due to a diminution in the value of its portfolio and/or  redemption of its shares shall not be considered a material adverse change;

     B.  Contingent  upon  approval  of  the  Agreement  and  the   transactions
contemplated  thereby by Dividend  Growth Fund's  shareholders,  Dividend Growth
Fund has  authority to transfer all of the assets of Dividend  Growth Fund to be
conveyed  hereunder  free  and  clear  of  all  liens,  encumbrances,   security
interests, restrictions and limitations whatsoever;

     C. The  Prospectus,  as amended  and  supplemented,  contained  in Dividend
Growth Fund's  Registration  Statement under the 1933 Act, as amended,  is true, correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing  of the  last  Post-Effective  Amendment,  true,  correct  and  complete, conformed  to the  requirements  of the 1933 Act and did not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements therein not misleading;

     D. There is no material contingent liability of Dividend Growth Fund and no material  claim  and no  material  legal,  administrative  or other  proceedings pending  or, to the  knowledge  of  Dividend  Growth  Fund,  threatened  against
Dividend Growth Fund, not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which  Dividend  Growth Fund is a party other than those ordinary in the conduct of its business;

     F. Dividend Growth Fund is a  Massachusetts  business trust duly organized, validly  existing and in good  standing  under the laws of the  Commonwealth  of
Massachusetts;   and  has  all   necessary   and  material   Federal  and  state
authorizations  to own all of its  assets  and to carry on its  business  as now being  conducted;  and Dividend Growth Fund is duly registered under the Act and such  registration  has not been  rescinded  or revoked and is in full force and effect;

     G. All Federal  and other tax  returns and reports of Dividend  Growth Fund required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said  returns and reports  have been paid or  provision  shall have been made for the payment  thereof and to the best of the  knowledge of Dividend
Growth Fund no such return is currently  under audit and no assessment  has been asserted with respect to such returns; and

     H. Dividend Growth Fund has elected that Dividend Growth Fund be treated as a regulated  investment  company  and,  for each fiscal year of its  operations,
Dividend  Growth Fund has met the  requirements  of Subchapter M of the Code for qualification  and  treatment  as a regulated  investment  company and  Dividend
Growth  Fund  intends to meet such  requirements  with  respect  to its  current taxable year.

13.      Rising Dividends Fund hereby represents and warrants that:

     A. The audited financial  statements of Rising Dividends Fund as of October
31, 2007, and unaudited  financial  statements as of April 30, 2008,  heretofore furnished  to Dividend  Growth  Fund,  present  fairly the  financial  position, results of operations, and changes in net assets of Rising Dividends Fund, as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year;  and that from April 30, 2008, through the date hereof there have not been,  and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Rising  Dividends  Fund, it being  understood  that a decrease in the size of
Rising  Dividends Fund due to a diminution in the value of its portfolio  and/or redemption of its shares shall not be considered a material or adverse change;

     B. The  Prospectus,  as  amended  and  supplemented,  contained  in  Rising
Dividends Fund's Registration Statement under the 1933 Act, is true, correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein not  misleading.
The Registration Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement,  there is no material contingent liability of
Rising   Dividends   Fund  and  no  material   claim  and  no  material   legal,
administrative  or other  proceedings  pending  or, to the  knowledge  of Rising
Dividends Fund,  threatened against Rising Dividends Fund, not reflected in such
Prospectus;

     D. There are no material  contracts  outstanding to which Rising  Dividends
Fund is a party other than those ordinary in the conduct of its business;

     E. Rising Dividends Fund is a corporation duly organized,  validly existing and in good standing under the laws of the State of Maryland;  Rising  Dividends
Fund has all necessary and material Federal and state  authorizations to own all its properties  and assets and to carry on its business as now being  conducted;
the Class A, Class B, Class C, and Class N shares of Rising Dividends Fund which it issues  to  Dividend  Growth  Fund  pursuant  to the  Agreement  will be duly authorized,  validly issued, fully-paid and non-assessable,  will conform to the description thereof contained in Rising Dividends Fund's Registration  Statement and  will be  duly  registered  under  the  1933  Act  and in the  states  where registration is required; and Rising Dividends Fund is duly registered under the
Act and such registration has not been revoked or rescinded and is in full force and effect;

     F. All federal and other tax returns and reports of Rising  Dividends  Fund required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said  returns and reports  have been paid or  provision  shall have been made for the  payment  thereof and to the best of the  knowledge  of Rising
Dividends  Fund, no such return is currently  under audit and no assessment  has been  asserted  with  respect to such returns and to the extent such tax returns with  respect to the taxable  year of Rising  Dividends  Fund ended  October 31,
2007,  have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

     G.  Rising  Dividends  Fund  has  elected  to  be  treated  as a  regulated investment company and, for each fiscal year of its operations, Rising Dividends
Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated investment company and Rising Dividends Fund intends to meet such requirements with respect to its current taxable year;

     H. Rising  Dividends Fund has no plan or intention (i) to dispose of any of the assets  transferred  by Dividend  Growth  Fund,  other than in the  ordinary course of business,  or (ii) to redeem or reacquire any of the Class A, Class B,
Class C, and  Class N  shares  issued  by it in the  reorganization  other  than pursuant to valid requests of shareholders; and

     I. After  consummation of the  transactions  contemplated by the Agreement,
Rising  Dividends  Fund  intends  to operate  its  business  in a  substantially unchanged manner.

     14. Each party hereby  represents to the other that no broker or finder has been  employed  by  it  with  respect  to  the  Agreement  or  the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material  fact or omit to state a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will present the information shown fairly in accordance with generally accepted accounting  principles applied on a basis  consistent  with the  preceding  year.  Each  party also  represents  and warrants to the other that the Agreement is valid,  binding and  enforceable  in accordance  with its terms and that the execution,  delivery and  performance of the Agreement  will not result in any violation of, or be in conflict  with, any provision of any charter,  by-laws,  contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  Rising  Dividends  Fund hereby  represents  to and  covenants  with  Dividend  Growth Fund that,  if the
reorganization  becomes  effective,   Rising  Dividends  Fund  will  treat  each
shareholder of Dividend Growth Fund who received any of Rising  Dividends Fund's shares as a result of the  reorganization  as having  made the  minimum  initial purchase of shares of Rising Dividends Fund received by such shareholder for the purpose of making  additional  investments in shares of Rising  Dividends  Fund, regardless of the value of the shares of Rising Dividends Fund received.

     15.  Rising  Dividends  Fund  agrees  that  it  will  prepare  and  file  a
Registration  Statement  on Form N-14 under the 1933 Act which  shall  contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule 145 under the 1933 Act. The final form of such proxy  statement  and  prospectus  is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees  that it will use its best  efforts to have such  Registration  Statement declared  effective  and  to  supply  such  information  concerning  itself  for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this  connection.  Dividend Growth Fund covenants and agrees to liquidate and dissolve  under the laws of the  Commonwealth  of  Massachusetts,  following the
Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

     16. The  obligations of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no  liability  for  damages  or  other  recourse  available  to a  party  not so terminating this Agreement,  provided,  however,  that in the event that a party
shall  terminate  this  Agreement   without   reasonable  cause,  the  party  so
terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection with this Agreement.

     17. The  Agreement may be executed in several  counterparts,  each of which shall be deemed  an  original,  but all  taken  together  shall  constitute  one
Agreement.  The rights and  obligations  of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous  agreements and representations are merged into the Agreement,  which  constitutes the entire contract  between the parties hereto.  No  amendment or  modification  hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived  any  provision  herein  for its  benefit  unless it  executes  a written acknowledgment of such waiver.

     19. Rising  Dividends  Fund  understands  that the  obligations of Dividend
Growth Fund under the Agreement are not binding upon any Trustee or  shareholder of Dividend Growth Fund personally,  but bind only upon Dividend Growth Fund and
Dividend Growth Fund's  property.  Rising  Dividends Fund represents that it has notice of the  provisions of the  Declaration  of Trust of Dividend  Growth Fund
disclaiming  shareholder  and  trustee  liability  for  acts or  obligations  of
Dividend Growth Fund.

     IN WITNESS  WHEREOF,  each of the  parties has caused the  Agreement  to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                                            OPPENHEIMER DIVIDEND GROWTH FUND

                                            By:      ______________________
                                                     Robert G. Zack
                                                     Secretary

                                        OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                            By:      ______________________
                                                     Robert G. Zack
                                                     Secretary

                                                    EXHIBIT B

                                              PRINCIPAL SHAREHOLDERS

     Principal Shareholders of Rising Dividends Fund. As of August 28, 2008, the
only persons who owned of record or were known by Rising  Dividends  Fund to own beneficially  5% or  more of any  class  of the  outstanding  shares  of  Rising
Dividends Fund were:

     MLPF&S for the sole benefit of its customers, Attn: Fund Admin. #97HY0,
4800 Deer  Lake Dr.  E.,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
373,557.245 of Class C shares (5.00% of Class C shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn: Fund Admin.,  4800
Deer Lake Dr. E., Floor 3, Jacksonville,  FL 32246-6484, which owned 267,339.777 of Class N shares (15.14% of Class N shares then outstanding).

     Orchard  Trust Co.  LLC,  FBO Oppen.  RecordKeeperPro,  8515 E Orchard  Rd,
Greenwood  Village,  CO  80111-5002,  which owned  116,715.722 of Class N shares
(6.61% of the Class N shares then outstanding).

     Mass Mutual Life  Insurance  Co.,  Separate  Investment  Acct.,  1295 State
Street, MIP C105, Springfield, MA 01111-0001, which owned 1,569,528.911 of Class
Y shares (81.75% of Class Y shares then outstanding).

     Taynik &  Co., c/o Investors Bank &  Trust,  FPG90,  P.O. Box 9130,
Boston,  MA  02117-9130,  which owned  298,314.026  of Class Y shares (15.53% of
Class Y shares then outstanding).

                                        STATEMENT OF ADDITIONAL INFORMATION
                                         TO PROSPECTUS AND PROXY STATEMENT
                                                        OF
                                      OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                                      PART B

                                           Acquisition of the Assets of
                                         OPPENHEIMER DIVIDEND GROWTH FUND

                                         By and in exchange for Shares of
                                      OPPENHEIMER RISING DIVIDENDS FUND, INC.

     This Statement of Additional Information (the "SAI") to this Prospectus and
Proxy Statement  relates  specifically to the proposed delivery of substantially all of the assets of Oppenheimer  Dividend Growth Fund ("Dividend  Growth Fund")
for  Class A,  Class  B,  Class C, and  Class N  shares  of  Oppenheimer  Rising
Dividends Fund, Inc. ("Rising Dividends Fund") (the "Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information of Dividend Growth Fund dated August 27, 2008; (ii) the Statement of
Additional  Information  of Rising  Dividends  Fund dated  February 15, 2008, as supplemented  April 28,  2008,  May 12, 2008 and July 1, 2008;  (iii) the annual report of Dividend  Growth Fund dated April 30,  2008,  which  includes  audited financial statements of Dividend Growth Fund for the 12-month period ended April
30, 2008 and management's discussion of fund performance; (iv) the annual report of Rising  Dividends  Fund  dated  October  31,  2007,  which  includes  audited financial  statements  for the  12-month  period  ended  October  31,  2007  and management's  discussion of fund performance;  and (v) the semi-annual report of
Rising Dividends Fund dated April 30, 2008, which includes  unaudited  financial statements for the 6-month period ended April 30, 2008.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the combined  Prospectus and Proxy Statement dated September 17, 2008,  relating to the  Reorganization.  You can  request  a copy of the  Prospectus  and  Proxy
Statement   by   calling   1.800.225.5677,    by   visiting   the   website   at
www.oppenheimerfunds.com  or by writing  OppenheimerFunds  Services at P.O.  Box
5270, Denver, Colorado 80217. The date of this SAI is September 17, 2008.

                                          PRO FORMA FINANCIAL STATEMENTS

     Shown below are pro forma  financial  statements  for the  combined  Rising
Dividends Fund,  assuming the Reorganization had occurred at April 30, 2008. The first table  presents pro forma  Statements  of Assets and  Liabilities  for the combined Rising  Dividends Fund. The second table presents pro forma  Statements of Operations for the combined Rising Dividends Fund. The third table presents a pro forma Statement of Investments for the combined Rising Dividends Fund.

     The pro  forma  statement  of  investments  and  statement  of  assets  and liabilities  reflect  the  financial  position  of  Dividend  Growth  and Rising
Dividends  Funds at April  30,  2008.  The pro  forma  statement  of  operations reflects the results of operations of Growth and Rising  Dividends Funds for the year ended April 30, 2008. The pro forma combined  financial  statements may not necessarily be representative of what the actual combined  financial  statements would  have  been  had the  Reorganization  occurred  at  April  30,  2008.  The historical  cost  of  investment  securities  will  be  carried  forward  to the surviving  entity  and  results  of  operations  of  Dividend  Growth  Fund  for pre-combination  periods  will  not be  restated.  The pro  forma  statement  of investments and statements of assets and  liabilities  and operations  should be read in  conjunction  with the  historical  financial  statements  of the  Funds incorporated  by reference in the Statements of Additional  Information for each
Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES APRIL 30, 2008
(UNAUDITED)
OPPENHEIMER RISING DIVIDENDS FUND, INC. AND OPPENHEIMER DIVIDEND GROWTH FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER       OPPENHEIMER                          COMBINED
                                                        RISING DIVIDENDS   DIVIDEND GROWTH     PROFORMA         OPPENHEIMER
                                                              FUND               FUND        ADJUSTMENTS   RISING DIVIDENDS FUND
                                                        ----------------   ---------------   -----------   ---------------------

ASSETS:
Investments, at value - see accompanying statement of
investments:
   Unaffiliated Companies (cost $959,500,657 and
      $129,961,260)                                      $  969,683,877     $136,942,287                      $1,106,626,164
   Affiliated Companies (cost $19,068,369 and
      $4,088,562)                                            19,068,369        4,088,562                          23,156,931
Cash                                                            305,181           10,633                             315,814
Unrealized appreciation on foreign currency contracts                --               --                                  --
Receivables and other assets:
   Investments sold                                          11,765,273        1,300,091                          13,065,364
   Shares of beneficial interest sold                         2,636,775          534,082                           3,170,857
   Interest/Dividends                                         2,094,416          177,421                           2,271,837
   Other                                                         91,885            2,687                              94,572
                                                         --------------     ------------                      --------------
Total assets                                              1,005,645,776      143,055,763                       1,148,701,539
                                                         --------------     ------------                      --------------
LIABILITIES:
Bank overdraft                                                       --               --                                  --
Bank overdraft - foreign currencies (cost $0 and $0)                 --               --                                  --
Options written, at value (premiums received
   $1,148,147 and $181,686) see accompanying
   statement of investments                                     641,079          104,738                             745,817
Unrealized depreciation on foreign currency contracts                --               --                                  --
Payables and other liabilities:
   Investments purchased                                     15,873,508        1,993,910                          17,867,418
   Shares of beneficial interest redeemed                       851,775          123,942                             975,717
   Distributions and service plan fees                          184,365           27,768                             212,133
   Trustees'/Directors' compensation                            166,853            6,325                             173,178
   Shareholder communications                                    75,064           27,318                             102,382
   Transfer and shareholder servicing agent fees                149,510           17,887                             167,397
   Other                                                         26,129           17,601                              43,730
                                                         --------------     ------------             ---      --------------
Total liabilities                                            17,968,283        2,319,489              --          20,287,772
                                                         --------------     ------------             ---      --------------
NET ASSETS                                               $  987,677,493     $140,736,274              --      $1,128,413,767
                                                         ==============     ============             ===      ==============
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest               $   58,846,028     $     12,206                      $   58,858,234
Additional paid-in capital                                  938,885,555      137,238,237                       1,076,123,792
Accumulated net investment income                             2,648,901           75,984                           2,724,885
Accumulated net realized loss from investments and
   foreign currency transactions                            (23,392,772)      (3,648,128)                        (27,040,900)
Net unrealized appreciation on investments and
   translation of assets and liabilities denominated
   in foreign currencies                                 $   10,689,781        7,057,975                          17,747,756
                                                         --------------     ------------             ---      --------------
NET ASSETS                                               $  987,677,493     $140,736,274              --      $1,128,413,767
                                                         ==============     ============             ===      ==============

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES APRIL 30, 2008
(UNAUDITED)
OPPENHEIMER RISING DIVIDENDS FUND, INC. AND OPPENHEIMER DIVIDEND GROWTH FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER       OPPENHEIMER                          COMBINED
                                                        RISING DIVIDENDS   DIVIDEND GROWTH     PROFORMA         OPPENHEIMER
                                                              FUND               FUND        ADJUSTMENTS   RISING DIVIDENDS FUND
                                                        ----------------   ---------------   -----------   ---------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based
   on net assets of $727,347,065, $102,750,648, and
   $830,097,713 and 42,516,082, 8,902,017, and
   48,522,231 shares of beneficial interest
   outstanding for Oppenheimer Rising Dividends Fund,
   Inc., Oppenheimer Dividend Growth Fund and
   combined Oppenheimer Capital Appreciation Fund,
   respectively)                                             $17.11             $11.54                           $17.11(1)
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)             $18.15             $12.24                           $18.15(1)

Class B Shares:
Net asset value and redemption price per share (based
   on net assets of $96,233,813, $13,148,533, and
   $109,382,346 and 6,161,804, 1,143,366, and
   7,003,698 shares of beneficial interest
   outstanding for Oppenheimer Rising Dividends Fund,
   Inc., Oppenheimer Dividend Growth Fund and
   combined Oppenheimer Capital Appreciation Fund,
   respectively)                                             $15.62             $11.50                           $15.62(1)
Class C Shares:
Net asset value and redemption price per share (based
   on net assets of $105,038,539, $22,084,216, and
   $127,122,760 and 6,742,580, 1,921,385, and
   8,160,199 shares of beneficial interest
   outstanding for Oppenheimer Rising Dividends Fund,
   Inc., Oppenheimer Dividend Growth Fund and
   combined Oppenheimer Capital Appreciation Fund,
   respectively)                                             $15.58             $11.49                           $15.58(1)
Class N Shares:
Net asset value and redemption price per share (based
   on net assets of $25,275,672, $2,752,877, and
   $28,028,549 and 1,492,266, 238,780, and 1,654,795
   shares of beneficial interest outstanding for
   Oppenheimer Rising Dividends Fund, Inc.,
   Oppenheimer Dividend Growth Fund and combined
   Oppenheimer Capital Appreciation Fund,
   respectively)                                             $16.94             $11.53                           $16.94(1)
Class Y Shares:
Net asset value and redemption price per share (based
   on net assets of $33,782,404, $0, and $33,782,404
   and 1,933,296, 0, and 1,933,296 shares of
   beneficial interest outstanding for Oppenheimer
   Rising Dividends Fund, Inc., Oppenheimer Dividend
   Growth Fund and combined Oppenheimer Capital
   Appreciation Fund, respectively)                          $17.47                N/A                           $17.47(1)

(1)  Oppenheimer Dividend Growth Fund Class A shares will be exchanged for
     Oppenheimer Rising Dividends Fund, Inc. Class A shares.

     Oppenheimer Dividend Growth Fund Class B shares will be exchanged for
     Oppenheimer Rising Dividends Fund, Inc. Class B shares.

     Oppenheimer Dividend Growth Fund Class C shares will be exchanged for
     Oppenheimer Rising Dividends Fund, Inc. Class C shares.

     Oppenheimer Dividend Growth Fund Class N shares will be exchanged for
     Oppenheimer Rising Dividends Fund, Inc. Class N shares.

     Oppenheimer Dividend Growth Fund Class Y shares will be exchanged for
     Oppenheimer Rising Dividends Fund, Inc. Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED APRIL 30, 2008
(UNAUDITED)
OPPENHEIMER RISING DIVIDENDS FUND, INC. AND OPPENHEIMER DIVIDEND GROWTH FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER       OPPENHEIMER                          COMBINED
                                                        RISING DIVIDENDS   DIVIDEND GROWTH     PROFORMA         OPPENHEIMER
                                                              FUND               FUND        ADJUSTMENTS   RISING DIVIDENDS FUND
                                                        ----------------   ---------------   -----------   ---------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding
      taxes of $383,371, $0 and $383,371)                 $23,461,848        $3,166,831                         $26,628,679
   Affiliated companies                                       959,298           151,459                           1,110,757
Interest                                                       43,596             4,946                              48,542
Portfolio lending fees                                             94                --                                  94
Other income                                                   28,676                60                              28,736
                                                          -----------        ----------                         -----------
Total investment income                                    24,493,512         3,323,296                          27,816,808
                                                          -----------        ----------                         -----------
EXPENSES:
Management fees                                             6,456,053           810,069      (68,885)(1)          7,197,237
Distribution and service plan fees:
   Class A                                                  1,717,037           218,998                           1,936,035
   Class B                                                  1,076,404           123,997                           1,200,401
   Class C                                                    992,821           203,553                           1,196,374
   Class N                                                    121,877            12,326                             134,203
Transfer and shareholder servicing agent fees:

   Class A                                                  1,243,970           120,190                           1,364,160
   Class B                                                    208,679            26,610                             235,289
   Class C                                                    208,972            32,326                             241,298
   Class N                                                     47,912             3,409                              51,321
   Class Y                                                     62,084                --                              62,084
Shareholder communications:
   Class A                                                    178,925            34,256                             213,181
   Class B                                                     57,540             8,182                              65,722
   Class C                                                     28,024             8,149                              36,173
   Class N                                                      3,117               701                               3,818
   Class Y                                                        122                --                                 122
Trustees'/Directors' compensation                              64,133             4,563                              68,696
Custodian fees and expenses                                    13,558               776                              14,334
Administration service fees                                     1,500                --                               1,500
Other                                                         159,267            33,268                             192,535
                                                          -----------        ----------      -------            -----------
Total Expenses                                             12,641,995         1,641,373      (68,885)            14,214,483
Less reduction to custodian expenses                           (2,234)             (326)                             (2,560)
Less waivers and reimbursements of expenses                   (19,250)          (26,914)      23,740                (22,424)
                                                          -----------        ----------      -------            -----------
Net Expenses                                               12,620,511         1,614,133      (45,145)            14,189,499
                                                          -----------        ----------      -------            -----------

(1)  Decrease due to the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED APRIL 30, 2008
(UNAUDITED)

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER       OPPENHEIMER                          COMBINED
                                                        RISING DIVIDENDS   DIVIDEND GROWTH     PROFORMA         OPPENHEIMER
                                                              FUND               FUND        ADJUSTMENTS   RISING DIVIDENDS FUND
                                                        ----------------   ---------------   -----------   ---------------------

NET INVESTMENT INCOME                                    $  11,873,001       $ 1,709,163                      $  13,582,164
                                                         -------------       -----------                      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies (including premiums on
         options exercised)                                 85,394,734        (2,529,823)                        82,864,911
   Closing and expiration of option contracts written        2,937,441           586,045                          3,523,486
   Foreign currency transactions                                (7,989)               --                             (7,989)
                                                         -------------       -----------                      -------------
Net realized gain (loss)                                    88,324,186        (1,943,778)                        86,380,408
                                                         -------------       -----------                      -------------
Net change in unrealized appreciation (depreciation)
on:
   Investments                                            (109,322,156)       (1,405,893)                      (110,728,049)
   Translation of assets and liabilities denominated
      in foreign currencies                                  1,367,771                --                          1,367,771
   Option contracts written                                    507,068            77,810                            584,878
                                                         -------------       -----------                      -------------
Net change in unrealized appreciation                     (107,447,317)       (1,328,083)                      (108,775,400)
                                                         -------------       -----------                      -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $  (7,250,130)      $(1,562,698)                     $  (8,812,828)
                                                         =============       ===========                      =============

PRO FORMA COMBINING STATEMENTS OF CHANGES FOR THE YEAR ENDED APRIL 30, 2008
(UNAUDITED)
OPPENHEIMER RISING DIVIDENDS FUND, INC. AND OPPENHEIMER DIVIDEND GROWTH FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER       OPPENHEIMER                          COMBINED
                                                        RISING DIVIDENDS   DIVIDEND GROWTH     PROFORMA         OPPENHEIMER
                                                              FUND               FUND        ADJUSTMENTS   RISING DIVIDENDS FUND
                                                        ----------------   ---------------   -----------   ---------------------

OPERATIONS
Net investment income                                    $   11,873,001     $  1,709,163                      $   13,582,164
Net realized gain (loss)                                     88,324,186       (1,943,778)                         86,380,408
Net unrealized change in unrealized appreciation           (107,447,317)      (1,328,083)                       (108,775,400)
                                                         --------------     ------------                      --------------

Net decrease in net assets resulting from operations         (7,250,130)      (1,562,698)                         (8,812,828)
                                                                                                                          --
DIVIDENDS FROM NET INVESTMENT INCOME:                                                                                     --
   Class A                                                   (9,838,844)      (1,381,097)                        (11,219,941)
   Class B                                                     (380,793)         (91,500)                           (472,293)
   Class C                                                     (562,130)        (160,453)                           (722,583)
   Class N                                                     (259,606)         (31,979)                           (291,585)
   Class Y                                                     (574,874)              --                            (574,874)
                                                         --------------     ------------                      --------------
                                                            (11,616,247)      (1,665,029)                        (13,281,276)
                                                                                                                          --
DISTRIBUTIONS FROM NET REALIZED GAIN:                                                                                     --
   Class A                                                 (120,222,533)      (1,668,307)                       (121,890,840)
   Class B                                                  (18,834,727)        (221,186)                        (19,055,913)
   Class C                                                  (17,809,240)        (376,901)                        (18,186,141)
   Class N                                                   (4,096,188)         (45,474)                         (4,141,662)
   Class Y                                                   (5,921,597)              --                          (5,921,597)
                                                         --------------     ------------                      --------------
                                                           (166,884,285)      (2,311,868)                       (169,196,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                                           --
FROM BENEFICIAL INTEREST TRANSACTIONS:                                                                                    --
   Class A                                                  134,528,671       35,275,254                         169,803,925
   Class B                                                   (6,839,076)       2,256,629                          (4,582,447)
   Class C                                                   25,228,859        5,073,390                          30,302,249
   Class N                                                    5,597,570          803,929                           6,401,499
   Class Y                                                    5,219,169               --                           5,219,169
                                                         --------------     ------------                      --------------
                                                            163,735,193       43,409,202                         207,144,395
NET ASSETS
Total increase (decrease)                                   (22,015,469)      37,869,607                          15,854,138
                                                         --------------     ------------                      --------------
Beginning of period                                       1,009,692,962      102,866,667                       1,112,559,629
End of period                                            $  987,677,493     $140,736,274                      $1,128,413,767
                                                         ==============     ============                      ==============

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)
OPPENHEIMER RISING DIVIDENDS FUND, INC. AND OPPENHEIMER DIVIDEND GROWTH FUND

                                           OPPENHEIMER   OPPENHEIMER                  OPPENHEIMER    OPPENHEIMER
                                              RISING       DIVIDEND                     RISING        DIVIDEND
                                            DIVIDENDS       GROWTH       COMBINED      DIVIDENDS       GROWTH         COMBINED
                                            FUND, INC.       FUND        PROFORMA     FUND, INC.        FUND          PROFORMA
                                              SHARES        SHARES        SHARES         VALUE          VALUE           VALUE
                                           -----------   -----------   -----------   ------------   ------------   --------------

COMMON STOCKS--97.9%
CONSUMER DISCRETIONARY--8.0%
HOTELS, RESTAURANTS & LEISURE--3.0%
McDonald's Corp.                              255,000        37,200       292,200    $ 15,192,900   $  2,216,376   $   17,409,276
Yum! Brands, Inc.                             362,300        51,600       413,900      14,738,364      2,099,088       16,837,452
                                                                                     ------------   ------------   --------------
                                                                                       29,931,264      4,315,464       34,246,728
                                                                                     ------------   ------------   --------------
MEDIA--1.3%
McGraw-Hill Cos., Inc. (The)                  309,500        45,000       354,500      12,686,405      1,844,550       14,530,955
                                           ----------     ---------    ----------    ------------   ------------   --------------
SPECIALTY RETAIL--2.5%
Staples, Inc.                                 552,300        78,600       630,900      11,984,910      1,705,620       13,690,530
Tiffany & Co.                             286,400        40,700       327,100      12,469,856      1,772,078       14,241,934
                                                                                     ------------   ------------   --------------
                                                                                       24,454,766      3,477,698       27,932,464
                                                                                     ------------   ------------   --------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                             180,300        25,700       206,000      12,044,040      1,716,760       13,760,800
                                           ----------     ---------    ----------    ------------   ------------   --------------
CONSUMER STAPLES--11.5%
BEVERAGES--1.5%
PepsiCo, Inc.                                 217,800        36,500       254,300      14,925,834      2,501,345       17,427,179
                                           ----------     ---------    ----------    ------------   ------------   --------------
FOOD PRODUCTS--4.0%
Cadbury Schweppes plc, Sponsored ADR          157,100             0       157,100       7,242,310              0        7,242,310
Kellogg Co.                                   328,700        55,000       383,700      16,819,579      2,814,350       19,633,929
Kraft Foods, Inc., Cl. A                      305,900        53,712       359,612       9,675,617      1,698,911       11,374,528
Nestle SA, Sponsored ADR                       56,200             0        56,200       6,729,950              0        6,729,950
                                                                                     ------------   ------------   --------------
                                                                                       40,467,456      4,513,261       44,980,717
                                                                                     ------------   ------------   --------------
HOUSEHOLD PRODUCTS--3.9%
Colgate-Palmolive Co.                         261,900        41,700       303,600      18,516,330      2,948,190       21,464,520
Procter & Gamble Co. (The)                280,800        47,700       328,500      18,827,640      3,198,285       22,025,925
                                                                                     ------------   ------------   --------------
                                                                                       37,343,970      6,146,475       43,490,445
                                                                                     ------------   ------------   --------------
TOBACCO--2.1%
Altria Group, Inc.                            295,408        38,900       334,308       5,908,160        778,000        6,686,160
Philip Morris International, Inc.(1)          295,408        47,900       343,308      15,074,670      2,444,337       17,519,007
                                                                                     ------------   ------------   --------------
                                                                                       20,982,830      3,222,337       24,205,167
                                                                                     ------------   ------------   --------------
ENERGY--12.8%
ENERGY EQUIPMENT & SERVICES--1.7%
Schlumberger Ltd.(2)                          161,000        26,200       187,200      16,188,550      2,634,410       18,822,960
                                           ----------     ---------    ----------    ------------   ------------   --------------
OIL, GAS & CONSUMABLE FUELS--11.1%
Chevron Corp.                                 207,800        36,800       244,600      19,979,970      3,538,320       23,518,290
ConocoPhillips(2)                             171,500        36,800       208,300      14,774,725      3,170,320       17,945,045
Exxon Mobil Corp.(2)                          207,735        33,500       241,235      19,333,896      3,117,845       22,451,741
Occidental Petroleum Corp.(2)                 163,700        32,100       195,800      13,621,477      2,671,041       16,292,518
Petroleo Brasileiro SA, ADR                   114,800             0       114,800      13,939,016              0       13,939,016
Spectra Energy Corp.                          585,600       110,300       695,900      14,464,320      2,724,410       17,188,730
Total SA, Sponsored ADR                       171,039             0       171,039      14,367,276              0       14,367,276
                                                                                     ------------   ------------   --------------
                                                                                      110,480,680     15,221,936      125,702,616

FINANCIALS--13.3%
CAPITAL MARKETS--2.9%
Lehman Brothers Holdings, Inc.(2)             110,700        16,400       127,100       4,897,368        725,536        5,622,904
Northern Trust Corp.(2)                       177,900        20,900       198,800      13,184,169      1,548,899       14,733,068
UBS AG(1)                                     372,878             0       372,878      12,524,972              0       12,524,972
                                                                                     ------------   ------------   --------------
                                                                                       30,606,509      2,274,435       32,880,944
                                                                                     ------------   ------------   --------------
COMMERCIAL BANKS--3.4%
U.S. Bancorp                                  473,400        70,000       543,400      16,043,526      2,372,300       18,415,826
Wells Fargo & Co.                         564,632        99,400       664,032      16,797,802      2,957,150       19,754,952
                                                                                     ------------   ------------   --------------
                                                                                       32,841,328      5,329,450       38,170,778
                                                                                     ------------   ------------   --------------
DIVERSIFIED FINANCIAL SERVICES--4.9%
Bank of America Corp.(2)                      410,731        74,600       485,331      15,418,842      2,800,484       18,219,326
CME Group, Inc.(2)                             13,500         2,000        15,500       6,175,575        914,900        7,090,475
JPMorgan Chase & Co.(2)                   537,100        81,200       618,300      25,592,815      3,869,180       29,461,995
                                                                                     ------------   ------------   --------------
                                                                                       47,187,232      7,584,564       54,771,796
                                                                                     ------------   ------------   --------------
INSURANCE--2.1%
Chubb Corp.                                   226,800        33,600       260,400      12,013,596      1,779,792       13,793,388
Prudential Financial, Inc.(2)                 103,500        20,800       124,300       7,835,985      1,574,768        9,410,753
                                                                                     ------------   ------------   --------------
                                                                                       19,849,581      3,354,560       23,204,141
                                                                                     ------------   ------------   --------------
HEALTH CARE--11.4%
HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Bard (C.R.), Inc.                             120,400        25,200       145,600      11,338,068      2,373,084       13,711,152
Baxter International, Inc.                    197,300        38,200       235,500      12,295,736      2,380,624       14,676,360
Medtronic, Inc.                               282,300        45,900       328,200      13,742,364      2,234,412       15,976,776
Stryker Corp.                                 189,700        32,300       222,000      12,298,251      2,094,009       14,392,260
                                                                                     ------------   ------------   --------------
                                                                                       49,674,419      9,082,129       58,756,548
                                                                                     ------------   ------------   --------------
PHARMACEUTICALS--6.2%
Bristol-Myers Squibb Co.                      687,500        94,900       782,400      15,104,375      2,084,953       17,189,328
Johnson & Johnson                         185,400        35,300       220,700      12,438,486      2,368,277       14,806,763
Novartis AG, ADR                              234,770             0       234,770      11,815,974              0       11,815,974
Roche Holding AG                               71,719             0        71,719      11,960,665              0       11,960,665
Wyeth                                         274,800        54,600       329,400      12,220,356      2,428,062       14,648,418
                                                                                     ------------   ------------   --------------
                                                                                       63,539,856      6,881,292       70,421,148
                                                                                     ------------   ------------   --------------
INDUSTRIALS--15.5%
AEROSPACE & DEFENSE--4.3%
Lockheed Martin Corp.(2)                       87,300        11,900        99,200       9,257,292      1,261,876       10,519,168
Rockwell Collins, Inc.                        220,600        29,900       250,500      13,922,066      1,886,989       15,809,055
United Technologies Corp.                     258,921        40,200       299,121      18,764,005      2,913,294       21,677,299
                                                                                     ------------   ------------   --------------
                                                                                       41,943,363      6,062,159       48,005,522
                                                                                     ------------   ------------   --------------
AIR FREIGHT & COURIERS--0.8%
C.H. Robinson Worldwide, Inc.(2)              127,300        23,000       150,300       7,979,164      1,441,640        9,420,804
                                           ----------     ---------    ----------    ------------   ------------   --------------
ELECTRICAL EQUIPMENT--3.4%
ABB Ltd., Sponsored ADR                       446,900             0       446,900      13,706,423              0       13,706,423
Emerson Electric Co.(2)                       412,600        55,900       468,500      21,562,476      2,921,334       24,483,810
                                                                                     ------------   ------------   --------------
                                                                                       35,268,899      2,921,334       38,190,233
                                                                                     ------------   ------------   --------------
INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co.                          724,400       108,100       832,500      23,687,880      3,534,870       27,222,750
                                           ----------     ---------    ----------    ------------   ------------   --------------
MACHINERY--3.3%
Caterpillar, Inc.(2)                          167,700        25,000       192,700      13,731,276      2,047,000       15,778,276
Deere & Co.(2)                            107,400        14,600       122,000       9,029,118      1,227,422       10,256,540
Paccar, Inc.(2)                               201,200        25,750       226,950       9,520,784      1,218,490       10,739,274
                                                                                     ------------   ------------   --------------

                                                                                       32,281,178      4,492,912       36,774,090
                                                                                     ------------   ------------   --------------
ROAD & RAIL--1.3%
Norfolk Southern Corp.(2)                     216,600        37,000       253,600      12,905,028      2,204,460       15,109,488
                                           ----------     ---------    ----------    ------------   ------------   --------------
INFORMATION TECHNOLOGY--13.2%

COMPUTERS & PERIPHERALS--1.7%
International Business Machines Corp.(2)      140,900        20,000       160,900      17,006,630      2,414,000       19,420,630
                                           ----------     ---------    ----------    ------------   ------------   --------------
IT SERVICES--1.7%
Automatic Data Processing, Inc.               385,200        51,700       436,900      17,025,840      2,285,140       19,310,980
                                           ----------     ---------    ----------    ------------   ------------   --------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--7.8%
Intel Corp.                                   949,700       131,000     1,080,700      21,140,322      2,916,060       24,056,382
Linear Technology Corp.                       559,300        80,800       640,100      19,553,128      2,824,768       22,377,896
Microchip Technology, Inc.                    536,200        76,300       612,500      19,705,350      2,804,025       22,509,375
Texas Instruments, Inc.                       583,400        83,000       666,400      17,011,944      2,420,280       19,432,224
                                                                                     ------------   ------------   --------------
                                                                                       77,410,744     10,965,133       88,375,877
                                                                                     ------------   ------------   --------------
SOFTWARE--2.0%
Microsoft Corp.                               690,530        98,300       788,830      19,693,916      2,803,516       22,497,432
                                           ----------     ---------    ----------    ------------   ------------   --------------
MATERIALS--4%
CHEMICALS--3.0%
BASF SE, Sponsored ADR                         68,600             0        68,600       9,809,800              0        9,809,800
Monsanto Co.(2)                                85,000        11,500        96,500       9,691,700      1,311,230       11,002,930
Praxair, Inc.                                 124,000        23,700       147,700      11,322,440      2,164,047       13,486,487
                                                                                     ------------   ------------   --------------
                                                                                       30,823,940      3,475,277       34,299,217
                                                                                     ------------   ------------   --------------
METALS & MINING--1.0%
Allegheny Technologies, Inc.(2)               137,600        29,300       166,900       9,471,008      2,016,719       11,487,727
                                           ----------     ---------    ----------    ------------   ------------   --------------
TELECOMMUNICATION SERVICES--4.4%
DIVERSIFIED TELECOMMUNICATION
   SERVICES--3.5%
AT&T, Inc.                                457,300        82,500       539,800      17,702,083      3,193,575       20,895,658
Verizon Communications, Inc.                  399,578        86,600       486,178      15,375,761      3,332,368       18,708,129
                                                                                     ------------   ------------   --------------
                                                                                       33,077,844      6,525,943       39,603,787
                                                                                     ------------   ------------   --------------
WIRELESS TELECOMMUNICATION
   SERVICES--0.9%
America Movil SAB de CV, ADR, Series L        172,600             0       172,600      10,003,896              0       10,003,896
                                           ----------     ---------    ----------    ------------   ------------   --------------
UTILITIES--3.8%
ELECTRIC UTILITIES--2.9%
Exelon Corp.                                  117,500        17,800       135,300      10,043,900      1,521,544       11,565,444
PPL Corp.                                     167,400        28,300       195,700       8,038,548      1,358,966        9,397,514
Southern Co.                                  268,400        38,200       306,600       9,992,532      1,422,186       11,414,718
                                                                                     ------------   ------------   --------------
                                                                                       28,074,980      4,302,696       32,377,676
                                                                                     ------------   ------------   --------------
MULTI-UTILITIES--0.9%
SCANA Corp.                                   233,200        35,400       268,600       9,195,077      1,395,822       10,590,899
                                           ----------     ---------    ----------    ------------   ------------   --------------
Total Common Stocks (Cost
   $958,594,495, Cost $129,961,260,
   Combined Cost $1,088,555,755)                                                      969,054,107    136,942,287    1,105,996,394

                                              UNITS         UNITS         UNITS
                                           -----------   -----------   -----------

RIGHTS, WARRANTS AND CERTIFICATES--0.1%
UBS AG Rts., Exp. 5/9/081 (Cost
   $906,162, Cost $0, Combined $906,162)      372,878             0       372,878         629,770              0          629,770

                                              SHARES        SHARES        SHARES
                                           -----------   -----------   -----------

INVESTMENT COMPANY--2.1%
Oppenheimer Institutional Money Market
   Fund, Cl. E, 2.90%(3,4) (Cost
   $19,068,369, Cost $4,088,562,
   Combined Cost $23,156,931)              19,068,369     4,088,562    23,156,931      19,068,369      4,088,562       23,156,931
                                           ----------     ---------    ----------    ------------   ------------   --------------
TOTAL INVESTMENTS, AT VALUE (COST
   $978,569,026, COST $134,049,822,
   COMBINED COST $1,112,618,848)                100.1%        100.2%        100.1%    988,752,246    141,030,849    1,129,783,095
                                           ----------     ---------    ----------    ------------   ------------   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS            (0.1)         (0.2)         (0.1)     (1,074,753)      (294,575)      (1,369,328)
                                           ----------     ---------    ----------    ------------   ------------   --------------
NET ASSETS                                      100.0%        100.0%        100.0%   $987,677,493   $140,736,274   $1,128,413,767
                                           ==========     =========    ==========    ============   ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2.   A sufficient amount of liquid assets has been designated to cover outstanding written call options.

3.   Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the
     Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES          GROSS          GROSS          SHARES
OPPENHEIMER RISING DIVIDENDS FUND, INC.              APRIL 30, 2007    ADDITIONS     REDUCTIONS    APRIL 30, 2008
---------------------------------------              --------------   -----------   ------------   --------------

Oppenheimer Institutional Money Market Fund, Cl. E     52,248,276     388,997,422    422,177,329      19,068,369

                                                                                                      DIVIDEND
                                                                                        VALUE          INCOME
                                                                                    ------------   --------------

Oppenheimer Institutional Money Market Fund, Cl. E                                   $19,068,369        $959,298

                                                         SHARES          GROSS          GROSS          SHARES
OPPENHEIMER DIVIDEND GROWTH FUND                     APRIL 30, 2007    ADDITIONS     REDUCTIONS    APRIL 30, 2008
--------------------------------                     --------------   -----------   ------------   --------------

Oppenheimer Institutional Money Market Fund, Cl. E     3,008,283       59,822,183     58,741,904       4,088,562

                                                                                                      DIVIDEND
                                                                                        VALUE          INCOME
                                                                                    ------------   --------------

Oppenheimer Institutional Money Market Fund, Cl. E                                    $4,088,562        $151,459

4.   Rate shown is the 7-day yield as of April 30, 2008.

OPPENHEIMER RISING DIVIDENDS FUND, INC.

WRITTEN OPTIONS AS OF APRIL 30, 2008 ARE AS FOLLOWS:

                                               NUMBER OF   EXERCISE   EXPIRATION    PREMIUMS
DESCRIPTION                             TYPE   CONTRACTS     PRICE       DATE       RECEIVED      VALUE
-----------                             ----   ---------   --------   ----------   ----------   --------

Allegheny Technologies, Inc.            Call       523      $ 90.00    5/19/08     $  147,484   $  2,615
Bank of America Corp.                   Call     2,053        45.00    5/19/08         84,665      8,212
C.H. Robinson Worldwide, Inc.           Call       636        65.00    5/19/08         53,423     56,604
Caterpillar, Inc.                       Call       834        85.00    5/19/08         66,719     64,218
CME Group, Inc.                         Call        68       570.00    5/19/08         50,795      2,720
ConocoPhillips                          Call       858        90.00    5/19/08         29,172     31,746
Deere & Co.                         Call       537        95.00    5/19/08         71,587     26,850
Emerson Electric Co.                    Call        76        60.00    5/19/08          1,824         --
Exxon Mobil Corp.                       Call     1,143        95.00    5/19/08        105,155    128,016
International Business Machines Corp.   Call       812       130.00    5/19/08         31,668      8,120

JPMorgan Chase & Co.                Call     2,034        52.50    5/19/08         80,322     30,510
Lehman Brothers Holdings, Inc.          Call       553        55.00    5/19/08         23,829      2,212
Lockheed Martin Corp.                   Call       107       115.00    5/19/08          2,568        856
Monsanto Co.                            Call       425       145.00    5/19/08         40,392      2,550
Norfolk Southern Corp.                  Call     1,083        65.00    5/19/08         42,237     21,660
Northern Trust Corp.                    Call       890        80.00    5/19/08         45,834     13,350
Occidental Petroleum Corp.              Call       818        85.00    5/19/08        112,065    139,060
Paccar, Inc.                            Call     1,006        55.00    5/19/08         69,413         --
Prudential Financial, Inc.              Call       518        90.00    5/19/08         23,206      5,180
Schlumberger Ltd.                       Call       805       105.00    5/19/08         65,789     96,600
                                                                                   ----------   --------
                                                                                   $1,148,147   $641,079
                                                                                   ==========   ========

OPPENHEIMER DIVIDEND GROWTH FUND

WRITTEN OPTIONS AS OF APRIL 30, 2008 ARE AS FOLLOWS:

                                               NUMBER OF   EXERCISE   EXPIRATION    PREMIUMS
DESCRIPTION                             TYPE   CONTRACTS     PRICE       DATE       RECEIVED      VALUE
-----------                             ----   ---------   --------   ----------   ----------   --------

Allegheny Technologies, Inc.            Call       95       $ 90.00     5/19/08     $ 26,790    $    475
Bank of America Corp.                   Call      317         45.00     5/19/08       13,073       1,268
C.H. Robinson Worldwide, Inc.           Call      115         65.00     5/19/08        9,660      10,235
Caterpillar, Inc.                       Call      125         85.00     5/19/08       10,000       9,625
CME Group, Inc.                         Call       10        570.00     5/19/08        7,470         400
ConocoPhillips                          Call      184         90.00     5/19/08        6,256       6,808
Deere & Co.                         Call       73         95.00     5/19/08        9,732       3,650
Emerson Electric Co.                    Call       10         60.00     5/19/08          240          --
Exxon Mobil Corp.                       Call      168         95.00     5/19/08       15,456      18,816
International Business Machines Corp.   Call      109        130.00     5/19/08        4,251       1,090
JPMorgan Chase & Co.                Call      308         52.50     5/19/08       12,163       4,620
Lehman Brothers Holdings, Inc.          Call       82         55.00     5/19/08        3,533         328
Lockheed Martin Corp.                   Call       15        115.00     5/19/08          360         120
Monsanto Co.                            Call       58        145.00     5/19/08        5,517         348
Norfolk Southern Corp.                  Call      185         65.00     5/19/08        7,215       3,700
Northern Trust Corp.                    Call      105         80.00     5/19/08        5,407       1,575
Occidental Petroleum Corp.              Call      160         85.00     5/19/08       21,920      27,200
Paccar, Inc.                            Call      128         55.00     5/19/08        8,832          --
Prudential Financial, Inc.              Call      104         90.00     5/19/08        4,659       1,040
Schlumberger Ltd.                       Call      112        105.00     5/19/08        9,152      13,440
                                                                                    --------    --------
                                                                                    $181,686    $104,738
                                                                                    ========    ========

Reorganization  between  Oppenheimer  Dividend  Growth Fund and Oppenheimer
Rising  Dividends Fund, Inc. Notes to Pro Forma Financial  Statements  April 30,
2008 (Unaudited)

1.  Significant Accounting Policies

Oppenheimer Dividend Growth Fund ("Dividend Growth") and Oppenheimer Rising
Dividends  Fund,  Inc.  ("Rising  Dividends")  (each  individually  a "Fund" and collectively the "Funds"),  are registered  under the Investment  Company Act of
1940,  as  amended,  as  open-end  management  investment  companies.  The Funds investment adviser is OppenheimerFunds, Inc. (the "Manager").

     On June 16, 2008 the Boards of the Funds approved a plan of reorganization, which, subject to approval of the shareholders of Dividend Growth, will transfer substantially all Dividend Growth's assets to Rising Dividends,  in exchange for an equal  value of shares of Rising  Dividends  and the  assumption  of  certain liabilities,  if any, described in the Reorganization  Agreement.  The shares of
Rising Dividends will then be distributed to Dividend Growth  shareholders,  and
Dividend  Growth will  subsequently  be  liquidated.  If the  Reorganization  is approved by  shareholders  of Dividend  Growth,  shareholders  will no longer be shareholders of Dividend Growth; instead,  shareholders will become shareholders of Rising Dividends.

     The reorganization is intended to qualify as a tax-free  reorganization for
U.S.  federal income tax purposes.  The unaudited pro forma  combined  financial statements are presented for information  purposes and may not be representative of what  the  actual  combined  financial  statements  would  have  been had the reorganization  occurred at April 30, 2008. The unaudited pro forma statement of investments  and  statement  of assets and  liabilities  reflect  the  financial position of  Dividend  Growth and Rising  Dividends  at April 30, 2008 under the assumption,  which is currently  believed to be accurate,  that Rising Dividends
investment   portfolio   will  not  be   realigned   in   connection   with  the
reorganization. The unaudited pro forma statement of operations and statement of changes  reflect  the  results  of  operations  of  Dividend  Growth  and Rising
Dividends  for the twelve month period  ended April 30, 2008.  These  statements were derived from the books and records of Dividend Growth and Rising  Dividends under  generally  accepted  accounting  principles  in the  United  States.  The historical  cost of investments  from Dividend Growth will be carried forward to
Rising Dividends.

The following is a summary of significant  accounting policies consistently followed by the Funds.

Securities Valuation. The Funds calculate the net asset value of its shares as of the close of the New York Stock Exchange (the  "Exchange"),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized  by the  Boards.  Securities  traded  on a  registered  U.S.
securities  exchange  are valued  based on the last sale  price of the  security traded on that  exchange  prior to the time when the Funds'  assets are  valued.
Securities  whose principal  exchange is NASDAQ are valued based on the closing price reported by NASDAQ prior to the time when the Funds' assets are valued. In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading day, if it is within the spread of the closing  "bid" and "asked"
prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Funds'  assets are valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean  between  the  "bid"  and  "asked"  prices.  Securities  for  which  market quotations are not readily available are valued at their fair value.  Securities whose values have been materially  affected by what the Manager  identifies as a significant  event  occurring  before the Funds' assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Boards.  Shares of a registered  investment  company that are not traded on an exchange are valued at the acquired  investment  company's  net asset value per share.  "Money  market-type"  debt  instruments  with  remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity  (amortized cost), which approximates  market value.

Foreign Currency Translation.  The Funds' accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Boards.

Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the Funds'  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statement of Operations.

Investments in Oppenheimer  Institutional  Money Market Fund. The Funds are
permitted to invest daily available cash balances in an affiliated  money market fund.  The Funds may invest the available  cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of IMMF.  The  Funds'
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder, the Funds are subject to their proportional share of IMMF's Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Funds' investment in IMMF.

Investments  With  Off-Balance  Sheet Risk.  The Funds enter into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial instrument,  as reflected in the Funds'
Statement of Assets and Liabilities.

Allocation of Income,  Expenses,  Gains and Losses. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes.  The Funds intend to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions.  The  statute of  limitations  on the  Funds' tax return  filings generally remain open for the three preceding fiscal reporting period ends.

Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Other.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

2.  Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Funds pay the
Manager a management fee based on the daily net assets of the Funds at an annual rate as shown in the following tables:

Rising Dividends Fee Schedule
-------------------------- ------- ----
Up to $800 million           0.65%
Next $700 million            0.60
Next $1.0 billion            0.58
Over $2.5 billion            0.56

Dividend Growth Fee Schedule
-------------------------- ------- ----
Up to $200 million          0.650%
Next $200 million           0.625
Next $200 million           0.600
Next $200 million           0.575
Next $200 million           0.550
Over $1.0 billion           0.500

3. Foreign Currency Exchange Contracts

The Funds may enter into  foreign  currency  exchange  contracts  ("forward contracts") for the purchase or sale of a foreign  currency at a negotiated rate at a future date.

Forward  contracts  are reported on a schedule  following  the Statement of
Investments.  Forward  contracts  will be valued  daily  based upon the  closing prices of the forward  currency rates determined at the close of the Exchange as provided  by a  bank,  dealer  or  pricing  service.  The  resulting  unrealized
appreciation   (depreciation)  is  reported  in  the  Statement  of  Assets  and
Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized  appreciation  (depreciation).  At contract close,  the difference  between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to the Funds include both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty  defaults,  the Funds' loss will consist of the net amount of  contractual  payments  that the Funds have not yet received.

As of April 30, 2008, the Funds had no outstanding forward contracts.

4. Option Activity

The Funds may buy and sell put and call  options,  or write put and covered call options.  When an option is written, the Funds receive a premium and become obligated to sell or purchase  the  underlying  security at a fixed price,  upon exercise of the option.

Options are valued  daily  based upon the last sale price on the  principal exchange  on which the option is traded.  The  difference  between  the  premium received  or paid,  and market  value of the option,  is recorded as  unrealized appreciation  or  depreciation.  The net change in  unrealized  appreciation  or depreciation  is  reported in the  Statement  of  Operations.  When an option is exercised,  the cost of the  security  purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or  closing  of the  option  transaction,  a gain  or loss  is  reported  in the
Statement of Operations.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule  following  the  Statement  of  Investments  and as a liability  in the
Statement of Assets and Liabilities.

The risk in writing a call option is that the Funds give up the opportunity for  profit if the  market  price of the  security  increases  and the option is exercised.  The risk in  writing a put option is that the Funds may incur a loss if the market price of the security  decreases and the option is exercised.  The risk in buying an  option  is that the  Funds pay a premium  whether  or not the option is exercised.  The Funds also have the additional  risk that there may be an illiquid market where the Funds are unable to close the contract.

Written option activity for the twelve months ended April 30, 2008 was as follows:

                                                Call Options
                                 -------------- ------------------
                                 -------------- ------------------
                                     Number of          Amount of
Rising Dividends                     Contracts           Premiums
-------------------------------- -------------- ------------------
Options outstanding as of
                                                                $
April 30, 2007                              --                 --
Options written                         77,936          4,394,348

Options closed or expired             (59,139)        (3,109,337)

Options exercised                      (3,018)          (136,864)
                                 -------------- ------------------
Options outstanding as of

April 30, 2008                          15,779        $ 1,148,147
                                 ============== ==================

                                                Call Options
                                 -------------- ------------------
                                 -------------- ------------------
                                     Number of          Amount of
Dividend Growth                      Contracts           Premiums
-------------------------------- -------------- ------------------
Options outstanding as of

April 30, 2007                             162       $      7,283
Options written                         15,897            855,441

Options closed or expired             (12,375)          (626,122)

Options exercised                      (1,221)           (54,916)
                                 -------------- ------------------
Options outstanding as of

April 30, 2008                           2,463          $ 181,686
                                 ============== ==================

                                      PROXY CARD

     OPPENHEIMER   DIVIDEND   GROWTH  FUND  PROXY  FOR  A  SPECIAL   MEETING  OF
SHAREHOLDERS TO BE HELD ON NOVEMBER 7, 2008

     The  undersigned,  revoking  prior proxies,  hereby  appoints Brian Wixted,
Brian  Petersen,  Brian  Szilagyi  and  Kathleen  Ives,  and  each of  them,  as
attorneys-in-fact   and  proxies  of  the   undersigned,   with  full  power  of
substitution,  to vote shares held in the name of the  undersigned on the record date at the Special Meeting of Shareholders of Oppenheimer  Dividend Growth Fund
(the "Fund") to be held at 6803 South Tucson Way, Centennial,  Colorado,  80112,
on November 7, 2008, at 1:00 p.m. Mountain time, or at any adjournment  thereof, upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement, which have been received by the undersigned.

     This proxy is solicited on behalf of the Fund's Board of Trustees,  and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.

     When  properly  executed,  this  proxy  will be voted as  indicated  on the reverse side or "FOR" the proposal if no choice is indicated.  The proxy will be voted in  accordance  with the  proxy  holders'  best  judgment  as to any other matters that may arise at the Meeting.  Note:  Please sign this proxy exactly as your name or names appear  hereon.  Each joint owner  should sign.  Trustees and other  fiduciaries  should  indicate  the  capacity  in which  they  sign.  If a corporation,  partnership or other entity,  this  signature  should be that of a duly authorized individual who should state his or her title.

                                     __________________________________________
                                     Signature
                                     Date

                                     __________________________________________
                                     Signature (if held jointly)
                                     Date

                                     __________________________________________
                                     Title if a corporation, partnership or
                                     other entity

                                                    FOLD HERE

     YOUR VOTE IS  IMPORTANT,  NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE
ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A
FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR
VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

1. Internet: Log on to www.myproxyonline.com.  Make sure to have this proxy              Control #
card  available  when you plan to vote your  shares.  You will need the  control number  and check  digit  found in the box at the right at the time you  execute your vote.

     2. Touchtone Simply dial toll-free  1-866-458-9856 and follow the automated         Check Digit:
Phone:  instructions.  Please have this proxy card  available at the time of the call.

     3. Mail:  Simply  sign,  date,  and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID: "TAG ID"
                                                                 CUSIP: "CUSIP"

                                                                    PROXY CARD

     OPPENHEIMER   DIVIDEND   GROWTH  FUND  PROXY  FOR  A  SPECIAL   MEETING  OF
SHAREHOLDERS TO BE HELD ON NOVEMBER 7, 2008

     THIS PROXY IS SOLICITED ON BEHALF OF THE FUND'S BOARD OF TRUSTEES,  AND THE
PROPOSAL BELOW HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES.

     TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK. Example: [ ]

PROPOSAL:

     1. To approve an Agreement and Plan of Reorganization  between  Oppenheimer
Dividend Growth Fund ("Dividend  Growth Fund") and Oppenheimer  Rising Dividends
Fund, Inc. ("Rising Dividends Fund") and the transactions  contemplated thereby, including:  (a) the transfer of substantially  all the assets of Dividend Growth
Fund to Rising  Dividends  Fund in  exchange  for Class A,  Class B, Class C and
Class N shares of Rising  Dividends Fund, (b) the distribution of such shares of
Rising  Dividends Fund to the Class A, Class B, Class C and Class N shareholders of Dividend Growth Fund in complete  liquidation of Dividend Growth Fund and (c)
the cancellation of the outstanding shares of Dividend Growth Fund.

                       FOR            AGAINST            ABSTAIN

                                      OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

Item 15. - Indemnification

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Amended and Restated  Articles of  Incorporation  filed as Exhibit 16(1) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees,  officers and controlling  persons of  Registrant  pursuant  to the  foregoing  provisions  or otherwise, Registrant has been advised that in the opinion of the Securities and
Exchange  Commission such  indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

     (1) (i) Restated Articles of Incorporation  dated 8/7/97:  Previously filed with  Registrant's  Post-Effective  Amendment No. 48, 2/13/01,  and incorporated herein by reference.

     (ii) Articles  Supplementary to Restated  Articles of  Incorporation  dated
8/3/99:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 48,
2/13/01, and incorporated herein by reference.

     (iii) Articles  Supplementary to Restated  Articles of Incorporation  dated
2/5/01:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 48,
2/13/01, and incorporated herein by reference.

     (iv)  Articles of Amendment  to Restated  Articles of  Incorporation  dated
7/16/07:  Previously filed with  Registrant's  Post-Effective  Amendment No. 57,
7/31/07, and incorporated herein by reference.

     (2)  Amended  and  Restated  By-Laws  (amended  through  August  1,  2007):
Previously filed with Registrant's Post-Effective Amendment No. 57, 7/31/07, and
incorporated herein by reference.

(3)      Not Applicable.

(4)      Not Applicable

     (5)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 51, 12/23/03, and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 51, 12/23/03, and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective Amendment No. 51, 12/23/03, and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 51, 12/23/03, and incorporated herein by reference.

     (iv) Specimen Class Y Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 51, 12/23/03, and incorporated herein by reference.

     (6)  Amended and  Restated  Investment  Advisory  Agreement  dated  8/1/07:
Previously filed with Registrant's Post-Effective Amendment No. 57, 7/31/07, and
incorporated herein by reference.

     (7) (i) General Distributor's Agreement dated 8/1/07: Previously filed with
Registrant's  Post-Effective  Amendment No. 57, 7/31/07, and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/26/01), and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration   Statement  of   Oppenheimer   Main  Street  Funds,   Inc.   (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

     (8) (i) Compensation  Deferral Plan for Eligible  Trustees as Amended &
Restated,  effective 1/1/08:  Previously filed with Post-Effective Amendment No.
15  to  the  Registration   Statement  of  Oppenheimer  MidCap  Fund  (Reg.  No.
333-31533), ( 2/20/08), and incorporated herein by reference.

     (ii) Amended & Restated Retirement Plan for Non-Interested Trustees and
Directors, effective 11/1/07: Previously filed with Post Effective Amendment No.
15  to  the  Registration   Statement  of  Oppenheimer  MidCap  Fund  (Reg.  No.
333-31533), (2/20/08), and incorporated herein by reference.

     (9) (i) Global Custody Agreement dated February 16, 2007:  Previously filed with  Registrant's  Post-Effective  Amendment No. 57, 7/31/07,  and incorporated herein by reference.

     (ii)  Amendment  No.  1 dated  7/20/07  to the  Global  Custody  Agreement:
Previously filed with Registrant's Post-Effective Amendment No. 57, 7/31/07, and
incorporated herein by reference.

     (10) (i) Amended and Restated  Distribution  and Service Plan and Agreement
for  Class  A  shares  dated   8/1/07:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 57, 7/31/07, and incorporated herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares dated 8/1/07:  Previously filed with Registrant's  Post-Effective
Amendment No. 57, 7/31/07, and incorporated herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares dated 8/1/07:  Previously filed with Registrant's  Post-Effective
Amendment No. 57, 7/31/07, and incorporated herein by reference.

     (iv) Amended and Restated  Distribution  and Service Plan and Agreement for
Class N Shares dated 8/1/07:  Previously filed with Registrant's  Post-Effective
Amendment No. 57, 7/31/07, and incorporated herein by reference.

     (v) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/20/08:   Previously  filed  with  Post-  Effective  Amendment  No.  6  to  the
Registration   Statement  of  Oppenheimer   International   Value  Fund,   (Reg.
333-105970), (08/26/08), and incorporated herein by reference.

(11)     Opinion and Consent of Counsel: Filed herewith.

(l2)     Tax Opinion of Counsel: To be filed by Amendment.

(13)     Not Applicable.

(14)  Independent Registered Public Accounting Firm's Consents: Filed herewith.

(15)     Not Applicable.

     (16) Power of Attorney for all  Trustees/Directors  and Principal  Officers
dated February 5, 2007: Filed Herewith.

(17)     Not Applicable.

Item 17. - Undertakings

     (1) The undersigned  registrant  agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any  person  or party  who is  deemed to be an underwriter  within the  meaning of Rule  145(c) of the  Securities  Act [17 CFR
230.145c],  the reoffering prospectus will contain the information called for by the  applicable  registration  form for the  reofferings  by persons  who may be deemed  underwriters,  in  addition to the  information  called for by the other items of the applicable form.

     (2) The undersigned  registrant  agrees that every prospectus that is filed under  paragraph  (1)  above  will be  filed  as a part of an  amendment  to the registration  statement  and will not be used until the  amendment is effective, and that, in determining any liability  under the 1933 Act, each  post-effective amendment shall be deemed to be a new  registration  statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant agrees to file by post-effective  amendment, upon closing of the merger, the tax opinion of counsel regarding the transaction
contemplated  by  the   Reorganization   Agreement   qualifying  as  a  tax-free
organization under the Internal Revenue Code.

                                                    SIGNATURES

     As required by the  Securities Act of 1933, as amended,  this  registration statement has been signed on behalf of the  registrant,  in the City of New York and State of New York, on the 11th day of September 2008.

                                      Oppenheimer Rising Dividends Fund, Inc.

                               By:  John V. Murphy*
                                    John V. Murphy, President,
                                    Principal Executive Officer and Director

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                     Title                              Date

Thomas W. Courtney*          Chairman of the                  September 11, 2008
Thomas W. Courtney          Board of Directors

John V. Murphy*            President, Principal              September 11, 2008
John V. Murphy        Executive Officer and Director

Brian W. Wixted*       Treasurer, Principal                  September 11, 2008
Brian W. Wixted      Financial & Accounting Officer

David K. Downes*             Director                        September 11, 2008
David K. Downes

Robert G. Galli*            Director                         September 11, 2008
Robert G. Galli

Lacy B. Herrmann*           Director                         September 11, 2008
Lacy B. Herrmann

Brian F. Wruble*            Director                        September 11, 2008
Brian F. Wruble

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                      OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                                     FORM N-14

                                            Pre-Effective Amendment #2

                                                   EXHIBIT INDEX

Exhibit No.       Description

(11)              Opinion and Consent of Counsel

(14)              Consents of Independent Registered Public Accounting Firm

(16)              Power of Attorney